   As filed with the Securities and Exchange Commission on October 22, 1997
                                                        Registration No. 33-6364
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / X /

                      POST-EFFECTIVE AMENDMENT NO. 12                    / X /
                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT           / X /
                               COMPANY ACT OF 1940

                                 AMENDMENT NO. 14                        / X /




                          ADDISON CAPITAL SHARES, INC.
               (Exact Name of Registrant as Specified in Charter)

                        c/o Janney Montgomery Scott Inc.
                               2 Bala Cynwyd Plaza
                              Bala Cynwyd, PA 19004
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (215) 667-7007

                           JAMES W. JENNINGS, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                              2000 One Logan Square
                             Philadelphia, PA 19103
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective
[ ] immediately upon filing pursuant to Paragraph (b)
[X] on October 31, 1997 pursuant to Paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to Paragraph (a)
[ ] on __________ pursuant to Paragraph (a) of Rule 485




 Title of Securities Being Registered: Common Stock, par value $0.001

                          ADDISON CAPITAL SHARES, INC.

                              Cross Reference Sheet


Form N-1A Item                                                             Location
--------------                                                             --------
Part A.  Information Required in a                                         Prospectus Caption
Prospectus
Item 1.               Cover Page.........................................  Cover Page

Item 2.               Synopsis...........................................  Summary of Fund Expenses

Item 3.               Condensed Financial
                      Information........................................  Financial Highlights
Item 4.               General Description of
                      Registrant.........................................  The Fund; The Fund's
                                                                           Investment Objective and
                                                                           Policies; The Fund's
                                                                           Investment Limitations
Item 5.               Management of the Fund.............................  Management of the Fund

Item 5A.              Managment's Discussions of
                      Fund Performance...................................  Not Applicable -Disclosure
                                                                           in Annual Report
Item 6.               Capital Stock and Other
                      Securities.........................................  Description of Fund
                                                                           Shares; Dividends and
                                                                           Capital Gains
                                                                           Distributions; Tax Status
                                                                           of Dividends and Capital
                                                                           Gains Distributions;
                                                                           Shareholder Inquiries
Item 7.               Purchase of Securities
                      Being Offered......................................  How You Can Invest in the
                                                                           Fund; What Shares Will
                                                                           Cost; How Net Asset Value
                                                                           is Determined; The Fund's
                                                                           Distributor




Item 8.               Redemption or Repurchase...........................  How You Can Sell Your Fund
                                                                           Shares
Item 9.               Legal Proceedings..................................  Not applicable

Part B. Information Required in a Statement of Additional
Information

Item 10.              Cover Page.........................................  Cover Page

Item 11.              Table of Contents..................................  Table of Contents

Item 12.              General Information and
                      History............................................  Not applicable

Item 13.              Investment Objectives and
                      Policies...........................................  Additional Information
                                                                           About Investment
                                                                           Limitations and Policies;
                                                                           Portfolio Transactions and
                                                                           Brokerage
Item 14.              Management of the
                      Registrant.........................................  Management of the Fund
                                                                           (Prospectus); Additional
                                                                           Information About the
                                                                           Fund's Management and
                                                                           Affiliations
Item 15.              Control Persons and
                      Principal Holders of
                      Securities.........................................  The Fund's Directors and
                                                                           Officers
Item 16.              Investment Advisory and
                      Other Services.....................................  Investment Advisory and
                                                                           Other Services; The Fund's
                                                                           Custodian, Transfer and
                                                                           Dividend Disbursing Agent;
                                                                           The Fund's Certified
                                                                           Public Accountants
Item 17.              Brokerage Allocation...............................  Portfolio Transactions and
                                                                           Brokerage




Item 18.              Capital Stock and Other
                      Services...........................................  Additional Information
                                                                           About Fund Shares
Item 19.              Purchase, Redemption and
                      Pricing of Securities Being
                      Offered............................................  Additional Purchase and
                                                                           Redemption Information;
                                                                           Valuation of Shares
Item 20.              Tax Status.........................................  Additional Tax Information

Item 21.              Underwriters.......................................  The Fund's Distributor

Item 22.              Calculation on Yield
                      Quotations of Money Market
                      Funds..............................................  Not applicable
Item 23.              Financial Statements...............................  Financial Statements

Part C.  Other Information

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                                     [LOGO]


                  Addison Capital Shares, Inc. (the "Fund") is a mutual fund seeking long-term capital appreciation. The Fund invests principally in those equity securities which the Fund's investment adviser, Addison Capital Management Company, believes are undervalued and therefore offer above-average potential for capital appreciation. See "The Fund's Investment Objective and Policies" at page 9.


                  The Fund's shares are distributed by Janney Montgomery Scott Inc.

                  This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be retained for future reference. A Statement of Additional Information about the Fund dated the same date as this Prospectus, and which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available without charge upon request from Janney Montgomery Scott Inc. (address and telephone numbers listed below).

                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   DISTRIBUTOR


                          JANNEY MONTGOMERY SCOTT INC.
                               1801 Market Street
                        Philadelphia, Pennsylvania 19103
                  In Philadelphia, Pennsylvania (215) 665-6000
                Outside Philadelphia, Pennsylvania (800) 526-6397


The date of this Prospectus is November 1, 1997.

                                TABLE OF CONTENTS


                                                                       Page
                                                                       ----

The Fund.............................................................     3
             Advantages to Investors.................................     3
Summary of Fund Expenses.............................................     5
Financial Highlights.................................................     7

The Fund's Investment Objective and Policies.........................    10
The Fund's Investment Limitations....................................    12
How You Can Invest in the Fund.......................................    13
What Shares Will Cost................................................    14
How Your Shareholder Account will be Maintained......................    15
How You Can Sell Your Fund Shares....................................    15
             Redemption in Kind......................................    17
             Exchange Privilege......................................    18
How Net Asset Value is Determined....................................    18
Dividends and Capital Gains Distributions............................    19
Tax Status of Dividends and Capital
             Gains Distributions.....................................    19
Shareholder Services.................................................    21
             Confirmations and Reports...............................    21
             Systematic Withdrawal Plan..............................    22
Qualified Retirement Plans...........................................    22
Management of the Fund...............................................    23
The Fund's Distributor...............................................    28
Description of Fund Shares...........................................    30
Transfer Agent.......................................................    31
Shareholder Inquiries................................................    31

Application for Pre-Authorized Check Plan............................    __
Account Application..................................................    __


================================================================================

This Prospectus does not constitute an offering by the Fund or by the principal underwriter in any jurisdiction in which such offering may not lawfully be made.

                                    THE FUND

                  Addison Capital Shares, Inc. (the "Fund") is a corporation formed under the laws of the state of Maryland on June 4, 1986. The Fund is an open-end diversified mutual fund and commenced operations on September 15, 1986. The Fund currently offers one class of common stock designed for investment by individuals, institutions and fiduciaries whose investment objective is long-term capital appreciation. See "The Fund's Investment Objective and Policies" at page 10. The Fund may later offer additional series of shares designed for investment by persons or entities with different investment objectives. A minimum initial investment of $1,000. See "How You Can Invest in the Fund" at page 13.

                  The Fund currently pays an annual distribution fee to its distributor, Janney Montgomery Scott Inc. ("Janney"), equal to .40% of the Fund's average daily net assets, pays an annual service fee to Janney equal to
 .25% of the Fund's average daily net assets and pays other fees for management and investment advisory services. Addison Capital Management Company acts as the Fund's investment adviser. The total amount of the Fund's investment advisory services, financial accounting, management and distribution fees should equal approximately 1.50% of the Fund's average daily net assets, which amount is higher than that paid by many other equity investment companies. See "Management of the Fund" at page 23 and "The Fund's Distributor" at page 28.

Advantages to Investors

                  - Investors will obtain the benefit of professional management for securities investments and avoid the cost and burden of selecting, supervising, and handling an individual securities portfolio.

                  - Investors will obtain an interest in a diversified portfolio of many different securities, with the brokerage costs incurred by the Fund being significantly less than those which would be borne by investors individually making a small series of purchases.

                  - By investing in the Fund through an Individual Retirement Account ("IRA"), Self-Employed Individual Retirement Plan ("Keogh Plan"), or corporate retirement plan, investors can obtain tax-shelter for a portion of their current income and tax deferral of the earnings on their investment. See "Qualified Retirement Plans" at page 22.

                  - Investors will be free to redeem their shares at any time at the next determined net asset value. See "How You Can Sell Your Fund Shares" at page 15 and "Qualified Retirement Plans" at page 22.

                            SUMMARY OF FUND EXPENSES

                  The following information concerning shareholder transaction expenses and annual Fund operating expenses was developed for use by all mutual funds to aid investors in understanding the various expenses that are borne directly or indirectly by the Fund. It should be noted that the long term investor in the Fund may pay more through the distribution fees described below than the economic equivalent of the maximum front-end sales charges permitted by the Rules of the National Association of Securities Dealers.


Shareholder Transaction Expenses
--------------------------------
Maximum Sales Load Imposed on Purchases1/
(as a percentage of offering price)...................................... None
Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price)...................................... None
Deferred Sales Load (as a percentage of original
purchase price or redemption proceeds,as applicable)..................... None
Redemption Fees (as a percentage of
amount redeemed, if applicable).......................................... None
Exchange Fees............................................................ None

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)
Asset Based Sales Charges
(12b-1 Fees)2/........................................................... 0.40%

--------

1/ Janney has agreed to waive the front-end sales charge of 3% for all new share purchases.

2/ Janney receives total payments for distribution of Funds shares in an amount equal to .65% of the Fund's average net assets. Of this amount, .40% is received from the Fund under the Compensation Plan and .25% is received from Addison. Janney distributes this fee to brokers for promoting sales of Fund shares. The NASD imposes a maximum limit on asset based charges for funds with a 12b-1 fee of 6.25% of new sales, plus interest.

Investment Management Fees3/..........................................  0.75%
Shareholder Servicing Fees4/..........................................  0.25%



Other Expenses........................................................  0.42%

Total Fund Operating Expenses.........................................  1.82%



         The following example illustrates the expenses that are paid on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted above, the Fund charges no redemption fees of any kind.



                                   1 year     3 years      5 years    10 years
                                   ------     -------      -------    --------
You would pay the following expenses on a $1000 investment assuming (1) 5% annual return and (2) redemption at the end of each
period:                             $18         $57         $99         $214




This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or lesser than those shown.

--------
3/ Addison has agreed to pay Janney an amount equal to .25% of the Fund's average net assets for Janney's efforts in selling and marketing the shares of the Fund.

4/ 100% of the Servicing Fees are retained by Janney for continuous personal service, such as responding to shareholder inquiries, quoting net asset values, and attending to other shareholder matters, including shareholder account maintenance.

                              FINANCIAL HIGHLIGHTS


                      The table below sets forth certain information concerning the investment results of the Fund. The following information for each of the five years in the period ended June 30, 1997 has been audited by Tait, Weller & Baker, independent certified public accountants, whose report thereon appears with the Fund's financial statements included in the Statement of Additional Information, which may be obtained by shareholders by contacting Janney.

    Financial Highlights (for a Fund Share Outstanding Throughout the Period)


                                           Year         Year        Year       Year         Year
                                          Ended         Ended      Ended      Ended        Ended
                                         6/30/97       6/30/96    6/30/95    6/30/94      6/30/93
                                         -------       -------    -------    -------      -------

Net asset value at beginning of
period..................................   $26.42      $22.92     $20.45     $22.69       $19.64
                                           ------      ------     ------     ------       ------

Income from Investment Operations
Net investment income...................      .15         .17        .22        .21          .24

Net realized and unrealized
gains (losses) on investments...........     7.60        5.42       3.77                    3.72
                                           ------      ------     ------     ------       ------
                                                                               (.76)
Total from investment operations........     7.75        5.59       3.99       (.55)        3.96
                                           ------      ------     ------     ------       ------
Less Distributions
Dividends from net investment
income..................................     (.15)       (.21)      (.20)      (.23)        (.24)

Distributions from capital gains........    (2.49)      (1.88)     (1.32)     (1.46)        (.67)
                                           ------      ------     ------     ------       ------
Total distributions....................     (2.64)      (2.09)     (1.52)     (1.69)        (.91)
                                           ------      ------     ------     ------       ------
Net asset value at end of period.......    $31.53      $26.42     $22.92     $20.45       $22.69



Total return(1)........................     32.20%      25.92%     21.11%     (2.73)%      20.98%

Ratios/Supplemental Data
Net assets at end of period (in
000's)..................................  $66,609     $50,704    $38,506    $36,171      $37,621


Ratio of expenses to average net
assets..................................     1.82%       1.96%      2.06%      2.06%        2.13%

Ratio of net income to average net
assets..................................     0.54%       0.69%      1.03%      1.00%        1.14%

Portfolio turnover rate.................    29.48%      38.97%     42.82%     43.26%       30.01%

Average commission rate per share(4)....  $0.0673


                                       -8-



                                            Year          Year          Year          Year         Year
                                            Ended        Ended         Ended         Ended         Ended
                                           6/30/92      6/30/91       6/30/90       6/30/89       6/30/88
                                           -------      -------       -------       -------       --------

Net asset value at beginning of
period..................................      $18.90       $18.17        $16.45        $14.62
                                              ------       ------        ------        ------
                                                                                                     $16.21
Income from Investment Operations
Net investment income...................         .26          .22           .22           .42           .21

Net realized and unrealized
gains (losses) on investments...........        1.57          .74          1.71          1.79         (1.62)
                                              ------       ------        ------        ------        ------

Total from investment operations.......         1.83          .96          1.93          2.21         (1.41)
                                              ------       ------        ------        ------        ------
Less Distributions
Dividends from net investment
income.................................         (.27)        (.23)         (.21)         (.38)         (.17)

Distributions from capital gains.......         (.82)         ---           ---           ---          (.01)
                                              ------       ------        ------        ------        ------
Total distributions....................        (1.09)        (.23)         (.21)         (.38)         (.18)
                                              ------       ------        ------        ------        ------
Net asset value at end of period.......       $19.64       $18.90        $18.17        $16.45        $14.62

Total return(1)........................         9.93%        5.40%        11.70%        15.37%        (8.64%)

Ratios/Supplemental Data
Net assets at end of period (in
000's)..................................     $31,243      $28,744       $29,037       $26,953       $25,843
                                              ------       ------        ------        ------        ------
Ratio of expenses to average net
assets..................................        2.12%        2.34%         2.21%         2.30%
                                                                                              (2)       2.24%(2)
Ratio of net income to average net
assets..................................        1.32%        1.24%         1.20%         2.26%
                                                                                              (2)       1.47%(2)
Portfolio turnover rate.................       57.34%       57.52%        68.97%         52.39%        63.12%

Average commission rate per share(4)....


-------------------

(1) Assumes an initial investment made at the net asset value last calculated on the business day before the first day of each fiscal year and does not reflect sales charges on investments. As of July 3, 1995, all sales charges were waived by the Fund's distributor.

(2) Prior to reimbursement of expenses by Janney and the Adviser, the ratio of expenses to average net assets on an annualized basis was 2.45%, 2.49% and 3.16% for 1989, 1988 and 1987, respectively, and the ratio of net investment income to average net assets on an annualized basis was 2.11%, 1.22% and 0.16% for 1989, 1988 and 1987, respectively.

(3) Annualized.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

          The Fund's objective will be long-term capital appreciation. The Fund's adviser, Addison Capital Management Company (the "Adviser"), believes that this objective can best be met through the purchase of equity securities that appear to be undervalued. A security may be undervalued because of many factors, including but not limited to investor apathy, market decline within an industry group, poor industry conditions, tax-loss selling or other factors that may provide buying opportunities at attractive prices relative to the long-term prospects for the securities in question. Such securities are usually characterized by low price to earnings ratios relative to standard indices, such as the Standard & Poor's 500 index, or low price to earnings ratios relative to the relevant industry grouping. There can be no assurance that the Fund's investment objective will be achieved. Fund shares will fluctuate in value as a result of changes in value of portfolio investments.

          The Adviser intends to invest in securities which are undervalued due to investor apathy, earnings declines, or other adverse developments where the Adviser believes these developments have abated. It believes that such securities are likely to provide a greater return than securities with prices that appear to reflected anticipated favorable developments because the latter are subject to much greater correction should any unfavorable developments occur. Although the Fund will invest primarily in dividend-paying companies, the Fund may from time to time invest in securities that pay no dividends or interest.

          The Fund will invest primarily in common stock, but may also invest in debt instruments, preferred stock and convertible securities. Investments in stock may include purchases of securities of closed-end investment companies provided that, immediately after any such purchase, not more than 10% of the Fund's total assets will be invested in such securities.

          Debt instruments held by the Fund may include money market instruments, such as securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, bank certificates of deposit and bankers' acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, commercial paper which at the date of the investment is rated at the highest grade by Standard & Poor's Corporation (A-1), by Moody's Investors Service, Inc. (P-1) or by Fitch's Investor's Service (F-1), or, if not rated, is issued by a company which at the date of investment has an outstanding issue rated A or better by Standard & Poor's or Moody's, and other long and short-term debt instruments which are rated A or higher by Standard & Poor's or Moody's, including corporate bonds, debentures and notes, and bonds and notes issued by state and local governments and governmental entities. In periods of market decline, the Fund expects to continue its policy of seeking investments in equity securities that appear undervalued rather than building cash reserves.

          The Fund may purchase securities traded both on recognized securities exchanges and in the over-the-counter market. While the Fund may invest in some foreign securities, investments in foreign securities that are not traded on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market System will constitute less than 10% of the Fund's portfolio. The Fund's investments in securities of foreign companies may involve greater risks than are present in domestic investments. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards. The Fund will consider possible political and financial instability abroad, as well as the liquidity and volatility of foreign investments.

          When cash is temporarily available, the Fund may invest in repurchase agreements. A repurchase agreement is an agreement under which either U.S. government obligations or high quality debt securities are acquired from a securities dealer or bank subject to resale at an agreed upon price and date. The securities will be held for the Fund by its Custodian as collateral until retransferred and will be supplemented by additional collateral (without cost to the Fund) if necessary to maintain a total value equal to or in excess of the value of the repurchase agreements. The Fund will not enter into repurchase agreements of more than seven days' duration if more than 10% of its net assets would be invested in such agreements and other illiquid investments. The Fund will bear a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. The Adviser, with the approval of the Fund's Board of Directors, will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy or insolvency during the term of the agreement.

          The timing of purchases and sales of the Fund's portfolio securities will be made primarily on the investment merits of such securities. Only secondarily will such timing be influenced by whether any gain from such transactions would be classified as short-term or long-term for tax purposes.

                        THE FUND'S INVESTMENT LIMITATIONS

          Under the Fund's fundamental policies, which cannot be changed except by vote of a majority of the Fund's outstanding shares, the Fund may not:

          1. Borrow money, except for temporary purposes in an aggregate amount not to exceed 5% of the value of its total assets at the time of borrowing. Although not a fundamental policy subject to shareholder approval, the Fund intends to repay any money borrowed before any additional portfolio securities are purchased.

          2. Mortgage, pledge or hypothecate any of its assets, except to secure permitted borrowings up to 5% of the value of its total assets at the time of borrowing.

          3. Invest more than 5% of its total assets (taken at market value at the time of the purchase) in securities of any one issuer, other than the U.S. Government or its agencies and instrumentalities, or buy more than 10% of the voting securities or more than 10% of all the securities of any issuer.

          4. Invest more than 5% of its total assets (taken at market value at the time of the purchase) in securities of companies that, including their predecessors, have been in operation for less than three years or in equity securities that are not readily marketable.

          See the Fund's Statement of Additional Information for a listing of other investment limitations.

                         HOW YOU CAN INVEST IN THE FUND

          You may purchase Fund shares through any Janney broker. See "What Shares Will Cost" at page 13. Documents available from your Janney broker should be completed if you invest in Fund shares through an IRA, Keogh Plan or corporate retirement plan.

          The minimum initial investment in the Fund for each account will be $1,000. However, the initial investment in an IRA account established on behalf of a non-working spouse of a shareholder who has an IRA invested in the Fund requires a minimum amount of only $250. The minimum investment of each purchase of additional shares, including purchases of shares through the Fund's Pre-authorized Check Plan, and plans involving transfers from other financial institutions, will be $50. In addition, once an account is established, the minimum amount for subsequent investment will be waived if an investment in an IRA or similar plan is the maximum amount permitted under the Internal Revenue Code. You should always furnish your shareholder account number when making additional purchases of Fund shares.

          There are three ways you can invest in the Fund:

          1.      Through Your Janney Broker.

          Fund shares may be purchased through any Janney broker. Each will be pleased to explain to you the shareholder services available from the Fund, and answer any questions you may have. After you have initially purchased Fund shares, you can order additional Fund shares from your Janney broker in person, by telephone or by mail. An order placed with Janney on behalf of an IRA or Keogh Plan that is sponsored by Janney and that is being opened at the same time that the order is placed, will not be transmitted to the Fund until Janney receives a check for the amount of the purchase. Other investors must make payment within three business days of their order.

          2. Through the Pre-authorized Check Plan and Other Transfers of Funds from Financial Institutions.

          Once you are a Fund shareholder, you can make additional investments through the Fund's Pre-authorized Check Plan for convenient automatic monthly investments. In addition, certain financial institutions may allow you to request the automatic transfer of $50 or more on a monthly basis to Provident National Bank, custodian for the Fund (the "Custodian"), for investment in shares of the Fund.

          3.  Open Account Program.

          If you do not elect otherwise on your application to purchase Fund shares, you are automatically enrolled in an Open Account Program. You may schedule your purchases to suit your personal requirements and you are not obligated in any way. As each payment is received by the Fund's Transfer Agent, full and fractional shares will be purchased at the next effective offering price and proper entry is made on the books of the Fund.

          The market value of the Fund's shares is subject to fluctuation. Before undertaking any plan for systematic investment, the investor should keep in mind that such a program does not assure a profit or protect against a loss in declining markets.

                              WHAT SHARES WILL COST

          Fund shares will be sold on each day on which the New York Stock Exchange (the "Exchange") is open. The shares of the Fund will be sold at their next determined net asset value. See "How Net Asset Value is Determined" at page
17. Prior to July 3, 1995, the Fund imposed a 3% sales charge payable to Janney on purchases of shares. This sales charge would decrease depending on the amount of purchase as set forth by the Fund. However, commencing July 3, 1995, Janney waived the payment of the 3% sales charge on purchases of Fund shares. The Board of Directors of the Fund determined that such waiver was appropriate to encourage sales of Fund shares, and has approved Janney's continuation of such waiver. Janney will not re-introduce this sales charge without the prior consent of the Board, including a majority of the "non-interested" directors as defined in the Investment Company Act of 1940.

          Except with respect to certain orders for Fund shares to be invested in an IRA (see "Qualified Retirement Plans" at page 21), orders accepted by Janney before the close of business of the Exchange on any day that the Exchange is open for business will be executed at the net asset value determined as of the close of the Exchange on that day. Orders accepted by Janney after the close of the Exchange will be executed at the offering price determined as of the close of the Exchange on its next trading day. Fund shares ordered through the Fund's Pre-authorized Check Plan will be purchased at the offering price determined on the close of business of the Exchange on the date in each month the Custodian draws a check on your account. Fund shares purchased through an automatic monthly transfer of funds from your account to the Custodian will be purchased at the net asset value determined at the close of the business of the Exchange on the respective dates such transfers are made. The Fund reserves the right to reject any order for Fund shares.

                 HOW YOUR SHAREHOLDER ACCOUNT WILL BE MAINTAINED

          When you initially purchase Fund shares, an account will automatically be established for you. Any shares that you purchase or receive as a distribution from time to time will be credited directly to your account at the time of purchase or receipt. No certificates will be issued unless you specifically request them in writing, and no charge will be made for the issuance of certificates. Certificates will be issued in full shares only. No certificates will be issued for shares prior to 15 business days after purchase of such shares by check unless the Fund can be reasonably assured during that period that payment for the purchase of such shares has been collected.

                        HOW YOU CAN SELL YOUR FUND SHARES

          There are two ways you can sell and receive cash for your Fund shares. First, you may give your Janney broker an order for repurchase of your shares. At its discretion, Janney will transmit your order to the Fund for processing as a redemption request or repurchase your shares itself. Janney will not impose any charge or fee for transmitting a redemption request to the

Fund or for repurchasing your shares. Second, if you hold your Fund shares in certificate form, or if you do not hold Fund shares in a Janney account, you may send a written request for redemption to Addison Capital Shares, Inc., c/o PFPC, Inc., P.O. Box 8916, Wilmington, DE 19899-8916.

          Upon receipt by the Transfer Agent or Janney of a request for redemption or a repurchase order in "good order" as described below, you will be sent a check equal to the amount of the net asset value of the redeemed shares next determined after the redemption request or repurchase order has been received. If the request for redemption is received by the Transfer Agent or Janney before the close of business of the Exchange, the Shares will be redeemed or repurchased at the net asset value per share determined at the close of the Exchange on that day. Requests for redemption received by the Transfer Agent or Janney after the close of business of the Exchange or on a day when the Exchange is not open for business will be executed at the net asset value determined at the close of the Exchange on its next trading day.

          Your check normally will be forwarded promptly after redemption. However the Fund reserves the right to take up to seven days to make payment if, in the judgment of the Adviser, the Fund could be adversely affected by immediate payment. The proceeds of your redemption or repurchase may be more or less than your original cost. If the shares to be redeemed or repurchased were paid for by check (including certified or cashier's checks) within 15 business days of the redemption or repurchase request, the proceeds may not be disbursed unless the Fund can be reasonably assured that the check has been collected.

          A redemption or repurchase request will be considered to be received in "good order" only if:

          1. You have indicated in writing the number of shares to be redeemed and your shareholder account number.

          2. The written request is signed by you and by any co-owner of the account with exactly the same name or names used in establishing the account.

          3. The written request is accompanied by any certificates representing the shares that have been issued to you, and you have endorsed the certificates for transfer or an accompanying stock power exactly as the name or names appear on the certificates.

          4. The signatures on the written redemption request and on any certificates for your shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank (not including a savings bank) or a trust company, or by Janney, or by any other member firm of the New York, American, Boston, Midwest, Pacific or Philadelphia Stock Exchanges.

          Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption or repurchase. If you have a question concerning the sale of Fund shares, contact your Janney broker.

          The Fund reserves the right to suspend redemption or payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the Securities and Exchange Commission. In the case of any such suspension, you may either withdraw your request for redemption or repurchase order or receive payment based upon the net asset value next determined after the suspension is lifted.

          Because of the high cost of maintaining small accounts, the Fund may elect to close any account with a current value of less than $500 by redeeming all of the shares in the account and mailing the proceeds to you. However, if the Fund so elects, you will be notified that your account is below $500 and will be allowed 60 days in which to make an additional investment in order to avoid having your account closed.

Redemption in Kind

          Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

          Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Fund determines to be fair and equitable.

          The Fund has also elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

          Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs, including brokerage fees incurred in disposing of the securities received.

Exchange Privilege

          Shares of the Fund may be exchanged for shares of the Janney Montgomery Scott ("JMS") Money Market Fund portfolios. Shares of the Fund and the JMS Money Market Fund portfolios are exchanged at their respective net asset values. The JMS Money Market portfolios do not presently impose any sales charges. Further information concerning this privilege is contained in the Fund's Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

          Net asset value per Fund share will be determined by dividing the value of the total assets of the Fund, less liabilities, by the number of shares outstanding. Net asset value will be determined daily, as of the close of the Exchange on its customary business days. Securities owned by the Fund for which market quotations are readily available will be valued at current market value, or, in their absence, at fair value as determined by the Fund's Board of Directors.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

          The Fund intends to declare dividends out of its net investment income to shareholders twice a year. The Fund also intends to distribute to shareholders substantially all net long-term and short-term capital gains realized on portfolio securities after the end of its fiscal year and the calendar year, in which the gains are realized. Shareholders may elect to:

          1. Receive both dividend and capital gains distributions in shares;

          2. Receive dividends in cash and capital gains distributions in shares; or

          3. Receive both dividends and capital gains distributions in cash.

          Such an election may be made by completing the section entitled "Subsequent Investments/Dividends and Distributions" in the Share Application located at the back of this Prospectus. If no election is made, both dividends and capital gains distributions will be credited to your account in additional shares at the net asset value of the shares determined at the close of the day following the record date for payment of the dividends and distributions. You may elect at any time to change your option by notifying in writing the Transfer Agent, who is also the dividend disbursing agent for the Fund.

             TAX STATUS OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

          The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement. New legislation, administrative changes, and court decisions may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

          No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its shareholders. Accordingly, investors are urged to consult their tax advisors regarding specific questions as to federal, state, and local income taxes.

          The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund qualifies for this tax treatment, the Fund will be relieved of Federal income tax on amounts distributed to shareholders. The Code requires, among other things, that the Fund distribute each year at least 90% of its investment company taxable income. The Fund also intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax. For additional information, please see the Fund's Statement of Additional Information.

          Distributions to shareholders of net investment income of the Fund and of net short-term capital gains of the Fund will be taxable to shareholders as ordinary income, whether such distributions are received in cash or in additional shares. Generally, to the extent attributable to dividends received by the Fund from domestic corporations, a portion of the Fund's distributions of net investment income will be eligible for the dividends received deduction for corporate shareholders.


          Distributions to shareholders of net capital gain of the Fund are taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.


          Dividends declared in October, November or December of a year and payable to shareholders of record on a specified date in such a month are deemed to be paid by the Fund and received by the shareholder on December 31 of such year, provided they are paid before February 1 of the following year.

          The price paid for a share of the Fund ordinarily includes an amount equal to any per share undistributed earnings and a proportionate amount of any undistributed capital gains realized in the Fund's investments. Any distribution of such earnings or gains after a purchase may in effect be a return of capital, but would nevertheless be subject to tax.

          Any gain or loss recognized on a sale or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term capital gain if the shares are held for more than twelve months but not more than eighteen months, and otherwise will be generally treated as a short-term capital gain or loss. However, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

          Long-term capital gains are currently taxed at a maximum rate of 20%, mid-term capital gains are currently taxed at a rate of 28%, and short-term capital gains are currently taxed at ordinary income tax rates.


          Shareholders will be advised annually as to the Federal income tax consequences of distributions made during the year. Shareholders are encouraged to consult with their tax advisors concerning the application of the rules set forth above to their particular circumstances, and also concerning the application of state and local taxes to an investment in the Fund. State and local tax consequences of an investment in the Fund may differ from the Federal income tax consequences described above.

                              SHAREHOLDER SERVICES

Confirmations and Reports

          You will receive after each purchase or sale a confirmation showing the particular transaction and the current status of your account. Reports will be sent to shareholders at least semiannually showing the Fund's portfolio and other information. An annual report containing financial statements audited by independent certified public accountants will also be sent to shareholders each year.

          Shareholder inquiries should be addressed to Janney Montgomery Scott Inc., 1801 Market Street, Philadelphia, PA 19103

(telephone in Philadelphia: (215)665-6000; telephone outside Philadelphia:
(800)526-6397).


Systematic Withdrawal Plan

          You may elect to make systematic withdrawals from your Fund account of a minimum of $50 on a monthly basis or $150 on a quarterly basis if you are purchasing or already own shares with a net asset value of $10,000 or more. Please contact Janney for further information.

                           QUALIFIED RETIREMENT PLANS

          An investment in Fund shares may be appropriate for IRAs, Keogh Plans, and corporate retirement plans. Investors who are considering establishing such a plan may wish to consult their attorneys or tax advisers with respect to individual tax questions. Janney can make available to you forms of self-directed IRAs, Keogh Plans, and corporate retirement plans.

          The Internal Revenue Code requires the custodian of any IRA to furnish each individual benefitting from an IRA with a copy of the governing instrument used to establish the IRA and a disclosure statement satisfying the requirements of regulations under Section 408 of the Internal Revenue Code no later than the earlier of the date of establishment or purchase of the IRA. If, however, the governing instrument and disclosure statement are not furnished to such individual at least seven days preceding the earlier of the date of purchase or establishment of the IRA, the individual must be permitted to revoke his IRA and receive a full refund for a period of seven days from the earlier of those dates. If the revocation period applies, Janney, as custodian of a Janney self-directed IRA will hold the individual's initial payment to his IRA in a suspense account until the expiration of the seven-day period. Thereupon, if the IRA has not been revoked, such payment will be applied to the purchase of Fund shares at the net asset value next calculated following such expiration date plus the appropriate sales charge. No interest will be paid on funds held in such suspense account. An order placed with Janney on behalf of a Janney self-directed IRA will not be transmitted to the Fund until Janney receives a check and completed IRA application.

          The option of investing in the retirement plans described above through regular payroll deductions may be arranged with Janney and your employer. Additional information with respect to these plans is available upon request from any Janney broker.

                             MANAGEMENT OF THE FUND

          The Fund's Board of Directors have overall responsibility for the operation of the Fund.

          The Fund's officers are responsible for the operation of the Fund under the supervision of the Board of Directors. The directors and officers of the Fund, their principal occupations during the past five years and other business affiliations are set forth below. An asterisk (*) indicates directors who are "interested persons" of the Fund as defined by the Investment Company
Act of 1940.


                                            Position(s) Held                    Principal Occupation
Name and Address                            With the Fund                       During Past Five Years
----------------                            -------------                       ----------------------

Radcliffe Cheston                           President and                       President and Director of
1608 Walnut Street                          Chief Executive                     Addison Capital Management
Philadelphia, PA                            Officer                             Company since May 1990;

                                                                                Vice
                                                                                President,
                                                                                Treasurer
                                                                                and
                                                                                Secretary
                                                                                of
                                                                                Addison
                                                                                Capital
                                                                                Management
                                                                                Company
                                                                                and
                                                                                general
                                                                                partner
                                                                                of
                                                                                its
                                                                                predecessor
                                                                                since
                                                                                January
                                                                                1984.


Rudolph C. Sander*                          Chairman of the                     Chairman of the Board and
1801 Market Street                          Board and Director                  Chairman of the Executive
Philadelphia, PA                                                                Committee of Janney
                                                                                Montgomery Scott Inc.

Margaret M. Healy                           Director                            President, Rosemont
Rosemont College                                                                College; Lecturer in
Rosemont, PA                                                                    Philosophy, Bryn Mawr
                                                                                College, 1978-1995.




                                            Position(s) Held                    Principal Occupation
Name and Address                            With the Fund                       During Past Five Years
----------------                            -------------                       ----------------------
William R. Dimeling                         Director                            Partner, Dimeling,
1629 Locust Street                                                              Schreiber & Park and its
Philadelphia, PA                                                                predecessor, Dimeling &

                                                                                Schreiber,
                                                                                a
                                                                                private
                                                                                investment
                                                                                partnership
                                                                                since
                                                                                1982;
                                                                                Trustee
                                                                                of
                                                                                Pennsylvania
                                                                                Real
                                                                                Estate
                                                                                Investment
                                                                                Trust;
                                                                                Director
                                                                                of
                                                                                Aero
                                                                                Services
                                                                                International
                                                                                Inc.

Charles E. Mather, III                      Director                            President and Director of
226 Walnut Street                                                               Mather & Co. (insurance
Philadelphia, PA                                                                brokers); Director of American

                                                                                Shipbuilders
                                                                                and
                                                                                Shipowners
                                                                                Mutual
                                                                                Assurance
                                                                                Company
                                                                                and
                                                                                Christiana
                                                                                Bank
                                                                                &
                                                                                Trust
                                                                                (a
                                                                                state
                                                                                chartered
                                                                                bank
                                                                                not
                                                                                a
                                                                                member
                                                                                of
                                                                                the
                                                                                Federal
                                                                                Reserve
                                                                                Board);
                                                                                Director
                                                                                and
                                                                                President
                                                                                of
                                                                                Finance
                                                                                Company
                                                                                of
                                                                                Pennsylvania
                                                                                (a
                                                                                registered
                                                                                investment
                                                                                company).


Charles L. Sullivan                         Vice President                      Senior Vice President and
1801 Market Street                                                              Director of Janney
Philadelphia, PA                                                                Montgomery Scott Inc.


James W. Wolitarsky                         Treasurer, Chief                    Senior Vice President,
1801 Market Street                          Financial Officer                   Treasurer and Director of
Philadelphia, PA                            and Chief                           Janney Montgomery Scott
                                            Accounting Officer                  Inc.




                                            Position(s) Held                    Principal Occupation
Name and Address                            With the Fund                       During Past Five Years
----------------                            -------------                       ----------------------
James V. Kelly, CFA                         Vice President                      Senior Vice President and
1608 Walnut Street                                                              Director of Addison Capital
Philadelphia, PA                                                                Management Company since

                                                                                August
                                                                                1992;
                                                                                Vice
                                                                                President
                                                                                of
                                                                                Addison
                                                                                Capital
                                                                                Management
                                                                                Company
                                                                                since
                                                                                October
                                                                                1990;
                                                                                President
                                                                                of
                                                                                Sysdicon
                                                                                Investment
                                                                                Counsel
                                                                                January
                                                                                1989
                                                                                to
                                                                                October
                                                                                1990;
                                                                                Vice
                                                                                President
                                                                                and
                                                                                Chief
                                                                                Equity
                                                                                Investment
                                                                                Officer
                                                                                of
                                                                                Wilmington
                                                                                Trust
                                                                                Company
                                                                                January
                                                                                1986
                                                                                to
                                                                                January
                                                                                1989.

James W. Jennings                           Secretary                           Partner, Morgan, Lewis &
2000 One Logan Square                                                           Bockius LLP
Philadelphia, PA


         Pursuant to the Board of Directors' responsibility for Fund management, it has employed the Adviser to serve as the Fund's investment adviser. Subject to the overall supervision of the Board of Directors, the Adviser manages the investment affairs of the Fund and directs the investments of the Fund in accordance with its investment objective, policies and limitations. The Adviser manages the investment affairs of the Fund pursuant to an Investment Advisory Agreement between the Fund and the Adviser dated September 8, 1986 and approved by the Fund's sole shareholder, Janney, on August 13, 1986. The Investment Advisory Agreement was subsequently approved by the Fund's shareholders at a meeting on October 29, 1987. The Adviser is a wholly-owned subsidiary of Janney, which, in turn, is an indirect wholly-owned subsidiary of Penn Mutual Life Insurance Company. The Adviser's address is 1608 Walnut Street, Thirteenth Floor, Philadelphia, PA 19103.

         The Adviser is entitled to receive for its services a fee, calculated daily and payable monthly, at an annual rate of 0.75% of the average daily net assets of the Fund for the first $100 million of average net assets, 0.50% of average daily net assets exceeding $100 million but less than or equal to $250 million, and 0.25% of average net assets exceeding $250 million. The advisory fee is higher than that paid by most other mutual funds.


         For the fiscal year ended June 30, 1997, the Adviser received $430,263 in advisory fees from the Fund.


         The advisory fee may be reduced because of regulations in various states where Fund shares may be qualified for sale which impose limitations on the annual expense ratio of the Fund. For example, the Fund has qualified its shares for sale in California. Under California law the Fund's aggregate annual expenses may not exceed 2.5% of the first $30 million of its average daily net assets, 2% of the next $70 million of average daily net assets, and 1.5% of average daily net assets in excess of $100 million. Interest, taxes, capital items (including brokerage) and the distribution fee to be paid to Janney as described below will not be included in calculating aggregate annual expenses for this purpose. The Fund may also seek to qualify its shares in other jurisdictions which impose limitations on its expenses.

         If the purchase or sale of securities consistent with the investment policies of the Fund and one or more other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and such other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, will be subject to periodic review by the Fund's Board of Directors. Simultaneous transactions in the same securities by the Fund and other clients served by the Adviser may have an adverse effect upon the price or volume of securities available to the Fund.


         Under an Administration and Accounting Services Agreement between the Fund and PFPC, Inc.("PFPC"), PFPC provides certain administrative and accounting services, including bookkeeping, record maintenance, and preparation of filings required by the Securities and Exchange Commission and federal and state tax authorities. PFPC's annual fees, payable monthly, for these services equal 0.10% of the Fund's average daily assets, with a minimum annual fee of $100,000 (a portion of which has been voluntarily waived since commencement of the Fund's operations). The Fund also reimburses PFPC for certain disbursements. These amounts do not include fees payable to the Transfer Agent and the Fund's Custodian for their services. PFPC is a wholly-owned subsidiary of the Custodian. For the year ended June 30, 1997, PFPC received fees of $75,000 for accounting services.

         Under a Services Agreement between the Fund and Janney, Janney provides office space to the Fund, oversees PFPC's performance of its duties under the Administration and Accounting Services Agreement, oversees the performance by the Custodian and Transfer Agent of their respective duties to the Fund and responds to shareholder inquiries, for an annual fee equal to 0.25% of the Fund's average daily net assets. This fee is in addition to the annual distribution fee which Janney will also receive from the Fund. See "The Fund's Distributor" below. Janney has waived payment of this fee since commencement of the Fund's operations through June 30, 1993. Commencing July 1, 1993, Janney began collecting this fee from the Fund. For the year ended June 30, 1997, Janney received services fees of $143,421.

         The total amount of the advisory services, financial accounting and management fees described above and distribution fees described below paid by the Fund during the fiscal year ended June 30, 1997 was 1.53% of the Fund's average daily net assets. In addition to such fees, the Fund incurs and pays the following types of expenses: taxes, expenses for legal and auditing services, the expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to its shareholders, the cost of printing stock certificates, fees and disbursements of the Custodian, disbursements of PFPC, the expense of issuing and redeeming Fund shares, the cost of registering Fund shares under federal and state laws, shareholder meetings and related proxy solicitation expenses, the fees and out-of-pocket expenses of Directors who are not affiliated with Janney or the Adviser, insurance, interest, brokerage costs, legal, including any litigation, expenses, association membership dues, and other expenses properly payable by the Fund.

         The Fund uses a variety of brokers, including Janney, as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Janney received $660 in brokerage commissions from the Fund during the fiscal year ended June 30, 1997.


                             THE FUND'S DISTRIBUTOR

         Janney is the distributor of the Fund's shares whose principal business address is shown on the cover of this Prospectus.


         The Underwriting Agreement between Janney and the Fund obligates Janney to pay certain expenses in connection with the offering of Fund shares, including sales commissions to its brokers. Under the Underwriting Agreement, as well as a distribution plan adopted by the Fund's Board of Directors (the "Compensation Plan"), Janney will also pay for the printing and distribution of prospectuses and periodic reports used in connection with the offering of Fund shares to prospective investors and for supplementary sales literature and advertising costs. The Compensation Plan and the Underwriting Agreement provide that the Fund will compensate Janney for these expenses by paying Janney an annual distribution fee equivalent to 0.65% of the Fund's average daily net assets. However, commencing July 1, 1993, Janney waived a portion of this fee equal to 0.25% of the Fund's average daily net assets. The Board of Directors of the Fund determined that such a waiver was appropriate in view of Janney's decision to commence collecting the service fee described above under "Management of the Fund". The distribution fee is computed daily and paid monthly, and is in addition to the Adviser's fee and Janney's fee, if any, for other services described under "Management of the Fund" above. For the year ended June 30, 1997, Janney received distribution fees of $229,473. As set forth above under "What Shares Will Cost", Janney commencing on July 3, 1995, has waived the payment of a 3% sales charge on purchases of Fund shares. At the same time, the Adviser agreed to pay Janney an amount equal to .25% of the Fund's average net assets out of said Adviser's own assets. The Board of Directors of the Fund determined that in order to encourage sales of Fund shares, it is reasonable to permit the Adviser to use its own assets to pay Janney for its distribution efforts and to permit Janney to waive sales charges on purchases of new funds shares, and has approved Janney's continuation of such waiver.

         At any given time, Janney may incur expenses in distributing shares of the Fund which are in excess of the total payments made by the Fund pursuant to the Compensation Plan. For example, Janney may conduct sales promotions and, from its own resources, pay additional consideration or other incentives in the form of cash or other compensation (such as merchandise or trips) to its own representatives. Because there is no requirement under the Plan that Janney be reimbursed for all its expenses or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Any cumulative expenses incurred by Janney but not yet recovered through distribution fees may or may not be recovered through future distribution fees. Thus, Janney's actual distribution expenditures in a given year may be less than the Plan payments it receives from the Fund for that year, and no effect will be given to previously accumulated distribution expenditures in excess of the Plan payments borne by Janney out of its own resources in other years. The Fund's Compensation Plan is classified as a "compensation plan" because it will pay the distribution fee regardless of the actual distribution expenses. To the extent that the fee under the Plan exceeds the actual distribution expenses of Janney (which has not occurred to date), any excess should be considered direct compensation to Janney.

         To date the fees under the Plan have not fully reimbursed Janney for the distribution expenses it incurred. In later years, the distribution fee may exceed Janney's distribution expenses. The Fund is not obligated under the Compensation Plan and the Underwriting Agreement to reimburse Janney for the excess of distribution expenses incurred in any one year over the amount of the distribution fee actually paid, or to reimburse Janney in a later year for any part of the amount of the distribution fee owed in a prior year but not paid because the amount of such expenses exceeded expense ceilings imposed by state regulations. In the event that the Fund later offers shares in other portfolios and uses Janney to distribute such shares, the distribution fee herein described may be used by Janney to finance distribution of such shares.

                           DESCRIPTION OF FUND SHARES

         The Fund has authorized capital of two billion shares of common stock, par value $0.001. Each share will be entitled to one vote for the election of directors and on any matter submitted to a shareholder vote. Fractional shares will have fractional voting rights. Voting rights will not be cumulative. In the opinion of Morgan, Lewis & Bockius LLP, counsel for the Fund, the shares are exempt from existing personal property taxes in Pennsylvania.

         Pursuant to the Maryland General Corporation Law, the Fund is not required to hold annual meetings of shareholders unless the Investment Company Act of 1940 requires action by the shareholders to elect members of the Board of Directors under certain circumstances.

         The Fund's Articles of Incorporation authorize the Board of Directors, without shareholder approval (unless otherwise required by applicable law), to:
(i) sell and convey the Fund's assets to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Fund shares to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding Fund shares to be redeemed at their net asset value; or (iii) combine the Fund's assets with the assets belonging to another portfolio of the Fund hereafter organized if the Board of Directors reasonably determines that such combination will not have a material adverse effect on the shareholders of the Fund and such other portfolio and, in connection therewith, to cause all outstanding Fund shares to be redeemed or converted into shares of another class of the Fund's capital stock at net asset value. The exercise of such authority by the Board will be subject, however, to the provisions of the Investment Company Act of 1940, including Section 13(a)(4) of that Act which prohibits an investment company from changing the nature of its business so as to cease being an investment company without the authorizing vote of a majority of its outstanding voting securities.

                                 TRANSFER AGENT


          PFPC, Inc., P.O. Box 8916, Wilmington, DE 19899-8916, serves as transfer agent and dividend disbursing agent for the Fund.


                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be made by calling Janney at the telephone number shown on the cover page of this Prospectus.

                            BANK DRAFT AUTHORIZATION

The authorization on the reverse side is subject to the following provisions:

1. PNCBank shall collect the amount specified from the investor's personal checking account, as authorized on the reverse side, by drawing checks on such accounts to its own order.

2. Checks will be drawn once each month. The cancelled checks will constitute receipts for such amounts.

3. The privilege of making deposits under this service may be revoked by PNCBank without prior notice if any check is not paid upon presentation. PNCBank shall be under no obligation to notify the investor as to the non-payment of any check.

4. This service may be discontinued by the investor by written notice to PNCBank, which is received at least ten business days prior to the collection date or at any time by PNCBank upon thirty days' written notice prior to any collection date.

When this card has been completed, please mail to:


         PFPC, Inc.
         c/o Addison Capital Shares, Inc.
         P.O. Box  8916
         Wilmington, DE  19899-8916


Please enclose a voided blank check.

                            INDEMNIFICATION AGREEMENT

To:  Bank named on the reverse side.


Your depositor executing the authorization on the reverse side is purchasing shares of Addison Capital Shares, Inc. (the "Fund"), a mutual fund for which PNCBank is custodian, and has authorized PFPC to collect the amounts indicated for investment from his or her personal checking account by drawing checks on such account to its order. In consideration of your compliance with such depositor's request that you pay and charge to his or her account checks drawn on such account by, and payable to the order of PNCBank, Janney Montgomery Scott Inc. ("Janney"), distributor for the Fund, hereby agrees:


1. To indemnify and hold you harmless from any loss you may suffer resulting from or in connection with the execution and issuance of any check, whether or not genuine, purporting to be drawn by or on behalf of and payable to PNCBank on the account of your depositor executing the authorization on the reverse side and received by you in the regular course of business through normal banking channels for the purpose of payment, including any costs or expenses reasonably incurred in connection with such loss, but excepting any loss due to your payment of any check drawn against insufficient funds.

2. In the event that any such check shall be dishonored, whether with or without cause, and whether intentionally or inadvertently, to indemnify you and hold you harmless from any loss resulting from such dishonor, including the costs and reasonable expenses.

                          Janney Montgomery Scott Inc.
                                              by Norman T. Wilde, Jr., President

Authorized by a resolution adopted by the Board of Directors of Janney Montgomery Scott Inc.


See preceding page for instructions to start a monthly investment program.

                         IF YOU WANT TO START A MONTHLY
                               INVESTMENT PROGRAM

              -----------------------------------------------------

o Complete both parts of the bank draft authorization in the panel to the right

o   Complete the Account Application on the next page

o   Send

    |_| A check made out for the total amount of your initial investment

         and

    |_|  a blank check marked "void" to:

         PFPC, Inc.
        c/o Addison Capital Shares, Inc.
        P.O. Box  8916
        Wilmington, DE  19899-8916

(The blank check marked "void" is required because the Transfer Agent must obtain, and retain in its records, an exact replica of the coding at the bottom of the voided check so that it can arrange through appropriate bank channels monthly withdrawals from your check account.)


COMPLETE, DETACH AND MAIL WITH COMPLETE SHARE APPLICATION

                          TO BEGIN BANK DRAFT INVESTING
                          THROUGH YOUR CHECKING ACCOUNT

                           (Pre-Authorized Check Plan)

I hereby authorize PNCBank to draw $_______________ from my checking account monthly, beginning with the 20th day of _______________ to be used to purchase shares of Addison (month) Capital Shares, Inc. for my account through the

--------------------------------------------------------------------------------
                  Name of Bank, Branch Name and Number (if any)

--------------------------------------------------------------------------------
                            Address of Bank or Branch

---------------------------------------------------------------  ---------------
                                                                (Routing symbol)

This authorization is subject to the provisions on the reverse side.

Name(s)_________________________________________________________________________

Street__________________________________________________________________________

City ___________________________________________State___________Zip_____________



                Note: Please enclose a blank check marked "void"
                    ----------------------------------------

                       AUTHORIZATION TO HONOR BANK DRAFTS
                                    DRAWN BY
                                     PNCBANK

To:_____________________________________________________________________________
                     (Print Bank Name -- and Branch, if any)

--------------------------------------------------------------------------------
                                 (Bank Address)

--------------------------------------------------------------------------------

For my convenience, I hereby request and authorize you to pay and charge to my account checks drawn on my account by, and payable to the order of, PNCBank. I agree that while this authorization remains in effect (1) your rights in respect to each such check shall be the same as if it were signed personally by me, (2) you shall be fully protected in honoring any such check and (3) if any such check be dishonored, with or without cause, and whether inadvertently, you shall be under no liability whatsoever.

This authorization shall remain in effect until you receive written revocation signed by me.


--------------------------------------------------------------------------------
              (Print Name of Depositor(s) As Shown On Bank Records)


--------------------------------------------------------------------------------
                             (Checking Account No.)

-----------   ------------------------------------------------------------------
   (Date)             (Signature of Depositor As Shown On Bank Records)

ADDISON CAPITAL SHARES, INC.
 SHARE APPLICATION
Send Completed Application to:
ADDISON CAPITAL SHARES, INC.,
c/o JANNEY MONTGOMERY SCOTT INC.,
2 BALA CYNWYD PLAZA, BALA CYNWYD, PA  19004

------------------------------------------------------------------------------------------------------------------------------------

ACCOUNT REGISTRATION

Owner (print)        |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|                   |_|_|_|-|_|_|-|_|_|_|_|

Co-owner (if any)    |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|                   |_|_|_|-|_|_|-|_|_|_|_|

Street Address       |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|              | |  Exempt from Backup Withholding (For
                                                                                         Instructions, see Step 3 on last page)

                     |-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|
                      City                   State        Zip Code

*If joint registration is indicated, both must sign and the registration will be as joint tenants with right of survivorship and not as tenants in common, unless otherwise specifically stated.
------------------------------------------------------------------------------------------------------------------------------------
SUBSEQUENT INVESTMENTS/DIVIDENDS AND DISTRIBUTIONS-- Minimum initial investment is $1,000; thereafter $50. I enclose a check in the amount of $---------------.
| | I intend without obligation, to make additional investments in the amount of
$--------------------. Dividend and other distributions election: (please check
applicable box; if no box checked, you will be deemed to have checked box 1): |
| 1. All dividends and distributions of realized securities profits shall be
accepted in additional shares at net asset value. | | 2. All dividends shall be
paid to me in cash and all distributions of realized securities profits will be accepted in additional
       shares at net asset value.
| | 3. All dividends and distributions of realized securities profits shall be paid to me in cash.
------------------------------------------------------------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PLAN: Minimum required investment is $10,000.
| | Monthly       | | Quarterly     $____________________ Starting the _________ of __________________ Month ____________ Year
------------------------------------------------------------------------------------------------------------------------------------

APPLICANT(S) SIGNATURE(S) Sign below exactly as printed in Account Registration:

Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number, and (2) that I am not subject to backup withholding because (a) I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the Internal Revenue Service has notified me that I am no longer subject to backup withholding. If you have been notified by the IRS that you are currently subject to backup withholding, strike out phrase (2).

We hereby certify that each of the persons listed below has been duly elected, is now legally holding the office set opposite his name and has the authority to make this authorization.

Citizenship: | | U.S. | | Other _______________ Telephone No. (_____)___________________. Please print titles below if signing for a
business or trust.                                            (Please provide)

X________________________________________________   _______________________________________________________________________________
                      (Signature)                                  (President, Trustee, General Partner or Agent)
X________________________________________________   _______________________________________________________________________________
                      (Signature)                              (Co-owner, Secretary of Corporation, Co-trustee, etc.)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------


MUST BE COMPLETED BY DEALER                                                   Dealer's Name and Address:
                                                                 --------------------------------------------------
|-|-|-|-|-|-|  |-|-|-|-|-|-|   |-|-|-|-|-|-|                    |                                                  |
Invoice Date   No. of Shares     Trade Date                     |                                                  |
                                                                |                                                  |
|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|                     |                                                  |
   Representative's Last Name and Number                        |                                                  |
                                                                |                                                  |
           |-|-|-|-|-|-|-|-|-|-|-|                              |                                                  |
 (Area Code) Representative's Phone Number                      |                                                  |
                                                                |                                                  |
|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|-|                     |                                                  |
      Dealer Branch     Branch Number                           |                                                  |
                                                                |                                                  |
--------------------------------------------                    |                                                  |
     Authorized Signature of Dealer                             |__________________________________________________|

------------------------------------------------------------------------------------------------------------------------------------

ADDISON CAPITAL SHARES, INC.
c/o Janney Montgomery Scott Inc.
2 Bala Cynwyd Plaza
Bala Cynwyd, PA  19004

Investment Adviser
ADDISON CAPITAL MANAGEMENT                                ADDISON
  COMPANY
1608 Walnut Street                                       =========
Philadelphia, PA  19103
                                                          CAPITAL
Distributor/Shareholder
  Servicing                                              =========
JANNEY MONTGOMERY SCOTT INC.
1801 Market Street                                         SHARES
Philadelphia, PA  19103


Custodian
 PNCBank
 Airport Business Center
 International Court 2
 200 Stevens Drive
Lester, PA  19113

Transfer Agent                                          Distributed by:
 PFPC, INC.                                      JANNEY MONTGOMERY SCOTT INC.
P.O. Box  8916
Wilmington, DE  19899-8916


Independent Accountants                                   Prospectus
TAIT, WELLER & BAKER Two Penn Center Plaza, Suite 700 Philadelphia, PA 19102

Legal Counsel
MORGAN, LEWIS & BOCKIUS LLP                           November 1,  1997
2000 One Logan Square
Philadelphia, PA 19103

====================================        ====================================

                             ======================
                             ADDISON CAPITAL SHARES
                             ======================

         Addison Capital Shares, Inc. (the "Fund") is a mutual fund seeking long-term capital appreciation. The Fund invests principally in those equity securities which the Fund's investment adviser, Addison Capital Management Company, believes are undervalued and therefore offer above-average potential for capital appreciation.


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated November 1, 1997, which has been filed with the Securities and Exchange Commission. A copy of the Prospectus is available without charge from Janney Montgomery Scott Inc. (address and telephone number listed below).


                          JANNEY MONTGOMERY SCOTT INC.
                               1801 Market Street
                        Philadelphia, Pennsylvania 19103
                 In Philadelphia, Pennsylvania (215)665-6000
               Outside Philadelphia, Pennsylvania (800)526-6397






Dated:  November 1,  1997

                       Statement of Additional Information

                              November 1,  1997

                                TABLE OF CONTENTS



                                                                          Page
                                                                          ----

Additional Information About Investment
  Limitations and Policies............................................       B-3
Additional Tax Information............................................       B-6
Additional Purchase and Redemption Information........................       B-7
             Pre-Authorized Check Plan and Transfer of
               Funds from Financial Institutions......................       B-7
             Open Account Program.....................................       B-8
             Systematic Withdrawal Plan...............................       B-8
             Redemption by Securities.................................      B-10
             Exchange Privilege with JMS Money Market
               Fund Portfolios........................................      B-10
Additional Information About Fund Shares..............................      B-11
Valuation of Shares...................................................      B-12
Retirement Plans......................................................      B-13
             Individual Retirement Account - IRA......................      B-13
             IRAs, Keogh Plans and Corporate
               Retirement Plans Available from Janney.................      B-14
Additional Information About the Fund's
             Management and Affiliations..............................      B-15
Investment Advisory and Other Services................................      B-16
Portfolio Transactions and Brokerage..................................      B-18
The Fund's Distributor................................................      B-20
The Fund's Custodian, Transfer Agent and Dividend
             Disbursing Agent.........................................      B-23
The Fund's Legal Counsel..............................................      B-23
Financial Statements..................................................      B-24
The Fund's Independent Certified Public Accountants...................      B-24

                          ADDITIONAL INFORMATION ABOUT
                       INVESTMENT LIMITATIONS AND POLICIES

         In addition to the investment objectives and investment policies described in the Prospectus, Addison Capital Shares, Inc. (the "Fund") has adopted certain investment limitations that cannot be changed except by vote of a majority of the Fund's outstanding voting securities. The Fund may not:

          1.      Purchase securities on "margin";

          2. Invest more than 25% of its total assets (taken at market value) in any one industry;

          3. Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 10% of the Fund's total assets (taken at market value) would be invested in such securities;

          4.      Purchase or sell commodities and commodity contracts;

          5. Underwrite the securities of other issuers, except that the Fund may invest in securities that are not readily marketable without registration under the Securities Act of 1933 if immediately after the making of such investment not more than 5% of the value of the Fund's total assets (taken at cost) would be so invested;

          6. Make loans, except loans of portfolio securities, except to the extent a repurchase agreement may be considered a loan and except to the extent the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans;

          7. Write or purchase put, call, straddle or spread options;

          8. Purchase or retain the securities of any issuer if the officers or directors of the Fund, its investment advisers, or other managers owning beneficially more than one-half of one percent of such outstanding securities together own beneficially more than five percent of such outstanding securities;

          9. Purchase or sell real estate, except that the Fund may invest in readily marketable securities secured by real estate or interests therein or in readily marketable securities issued by companies that invest in real estate or interests therein;

         10. Purchase or sell interests in oil and gas or other mineral exploration or development programs, except that the Fund may invest in so-called master limited partnerships which have oil and gas interests so long as such partnerships are listed on the New York Stock Exchange or the American Stock Exchange or are included in the National Association of Securities Dealers, Inc. national market system; or

         11. Make any short sales of securities.

         As noted above, the investment policies of the Fund described in the preceding paragraphs, along with its objectives and certain other policies described in the Prospectus, are fundamental policies of the Fund and may not be changed without the vote of a majority of the holders of the Fund's outstanding voting securities. Under the Investment Company Act of 1940, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or
(2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         The Fund also may invest in foreign securities. It is presently the Fund's intention that the value of investments in foreign securities which are not traded on the New York or

American Stock Exchange, or the NASDAQ National Market System, will not exceed 10% of the value of its total assets.

         Although not a fundamental policy subject to shareholder vote, so long as the Fund's shares continue to be registered in certain states, the Fund may not invest more than 5% of the value of its net assets, taken at the lower of cost or market value, in warrants or invest more than 2% of the value of such net assets in warrants not listed on the New York or American Stock Exchanges. The Fund presently has no intention of purchasing any warrants during the foreseeable future. In addition, although not a fundamental policy subject to shareholder vote, so long as the Fund's shares continue to be registered in certain states, the Fund may not make short sales of securities. Although not prohibited by the Fund's fundamental investment policies, the Fund has no present intention of loaning its portfolio securities to others.

         When cash is expected to be available only temporarily, the Fund may invest in repurchase agreements. A repurchase agreement is an agreement under which either U.S. government obligations or high quality debt securities are acquired from a securities dealer or bank subject to resale at an agreed upon price and date. The resale price reflects an agreed upon interest rate which is unrelated to the interest rate provided by the securities which are transferred. In these transactions, the securities are held for the Fund by its custodian as collateral until retransferred and will be supplemented by additional collateral (without cost to the Fund) if necessary to maintain a total value equal to or in excess of the value of the repurchase agreements. Repurchase agreements are usually for periods of one week or less, but may be for longer periods. The Fund will not enter into repurchase agreements of more than seven days' duration if more than 10% of its net assets would be invested in such agreements and other illiquid investments. The Fund's Adviser will monitor the credit-worthiness of any party with whom the Fund has a then-outstanding repurchase agreement.

         To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund might suffer a loss. If bankruptcy proceedings were commenced with respect to the seller of the security, realization upon the collateral by the Fund could be delayed or limited.

However, the Fund has adopted standards for the parties with whom it will enter into repurchase agreements which the Fund's Board of Directors believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

         The timing of purchases and sales of Fund securities will be made primarily on the investment merits of the securities. Only secondarily will such timing be influenced by whether any gain from such transactions would be classified as short-term or long-term for tax purposes. This factor may be expected to result from time to time in a higher rate of portfolio turnover than if both factors were given equal weight. High portfolio activity increases the Fund's transaction costs, including brokerage commissions. To the extent short-term trading results in realization of gains on securities held less than twelve months, shareholders are subject to taxes at ordinary income tax rates. See "Tax Status of Dividends and Capital Gains Distributions". However, it is anticipated that the Fund will not realize substantial short-term capital gains.


                           ADDITIONAL TAX INFORMATION

         The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund will not be subject to federal income tax to the extent it distributes its net investment income (including net short-term capital gains) and the excess of its net long-term capital gains over net short-term capital losses.


         In order to qualify for treatment as a regulated investment company, the Fund will be required, among other things, to distribute annually at least 90% of its net investment income. In addition to this distribution requirement, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities, and certain other income. Moreover, at the close of each quarter of its taxable year, at least 50% of the Fund's total assets must be represented by (i) cash items, Government securities, and securities of other regulated investment companies, and (ii) other securities, but limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the voting securities of such issuer. Finally, at the close of each quarter of the Fund's taxable year, no more than 25% of the total assets of the Fund may be invested in the securities (other than Government securities or securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         While the above requirements are aimed at qualification of the Fund as a regulated investment company under Subchapter M of the Code, the Fund also intends to comply with certain requirements of the Code to avoid liability for federal excise tax. Accordingly, the Fund will distribute, on or before December 31 of each year, at least 98% of its ordinary income for such year and at least 98% of its capital gain net income for the one-year period ended October 31 of such year, plus certain other amounts.


         The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (1) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Application Form, (2) who is subject to backup withholding by the Internal Revenue Service, or (3) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Pre-authorized Check Plan and Transfer of Funds from Financial Institutions.

         The Prospectus explains that you may buy additional shares of the Fund through the Fund's Pre-authorized Check Plan. Under this plan you may arrange for automatic monthly investments in the Fund of $50 or more by authorizing the Fund's Custodian, PNCBank (the "Custodian") to prepare a check each month drawn on your checking account at a commercial bank. Each month the Custodian will send a check to your bank for collection, and the proceeds of the check will be used to buy shares of the Fund at the per share net asset value determined on the day the check is sent to your bank. You will receive a confirmation after each purchase of additional shares through your checking account, and the cancelled check will be returned to you by your bank with your regular checking account statement.

         You may also buy additional shares of the Fund through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly to the Transfer Agent for investment in shares of the Fund.

         If your check is not honored by the institution it is drawn on, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Open Account Program

         If you do not elect otherwise on your application to purchase Fund shares, you are automatically enrolled in an Open Account Program. You may schedule your purchases to suit your personal requirements and you are not obligated in any way. As each payment is received, full and fractional shares will be purchased at the next effective offering price and proper entry is made on the books of the Fund.

         The market value of the Fund's shares is subject to fluctuation. Before undertaking any plan for systematic investment, the investor should keep in mind that such a program does not assure a profit or protect against a loss in declining markets.

Systematic Withdrawal Plan

         You may also elect to make systematic withdrawals from your Fund account of a minimum of $50 on a monthly basis or $150 on a quarterly basis if you are purchasing or already own shares with a net asset value of $10,000 or more. The amounts paid to you each month or quarter will be obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. The Systematic Withdrawal Plan will also be available for shares held in an IRA, Keogh Plan, SEPP or corporate retirement plan. You may change the monthly or quarterly amount to be paid to you without charge not more than once a year by notifying Janney Montgomery Scott Inc. ("Janney"). Redemptions will be made at net asset value determined as of the close of business on the New York Stock Exchange (the "Exchange") on the 25th day of each month or the 25th day of the last month of each quarter, whichever is applicable. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of business of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and distributions on all shares in your account must be automatically reinvested in Fund shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The Fund, the Fund's transfer agent, PFPC, Inc. (the "Transfer Agent") and Janney also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.


         Withdrawal payments will be treated as sales of shares rather than as dividends or capital gains distributions. These payments will be taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

         Ordinarily, you should not purchase additional shares of the Fund if you maintain a Systematic Withdrawal Plan because you may incur tax liabilities in connection with such purchases and withdrawals. The Fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Pre-authorized Check Plan.

Redemption by Securities

         In addition to the Fund's rights to suspend or delay redemptions noted in the Fund's Prospectus, the Fund further reserves the right, if conditions exist which make cash payments undesirable, to honor any request for a redemption or repurchase order by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the Fund's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash, and will be subject to fluctuation in the market price of those securities until they are sold.

Exchange Privilege with JMS Money Market Fund Portfolios.

         Shareholders may redeem shares of the Fund having a value of $1,000 or more and use the proceeds to acquire shares of the JMS Money Market Fund, the JMS Tax-Free Money Market Fund and the JMS Government Money Market Fund (the "JMS Funds") without sales commission. Subsequently, if they wish within not more than three years after the date of the transfer to the JMS Funds, to redeem such Fund shares (and any JMS Fund shares acquired through reinvestment of income dividends and capital gains distributions on such shares) they may use the proceeds to reinvest in shares of the Fund without sales commission or any further service charge. Each redemption, investment and reinvestment will be made at the then currently applicable net asset value per share. If the monies previously transferred to any of the JMS Funds have not been transferred back into shares of the Fund within three years time, then the Exchange Privilege will expire. This Exchange Privilege will not be available if the proceeds from a redemption of Fund shares or JMS Fund shares are paid directly to the investor or at his direction to any person other than the Fund. A broker-dealer other than Janney may charge the investor a fee for handling any exercise of this Exchange Privilege. For tax purposes, any such redemption of Fund shares or Independence Fund shares will be regarded as a sale on which a capital gain or loss may be realized by the shareholder.

         The JMS Funds are open-end investment companies, the shares of which are sold without sales commission, investing exclusively in money market instruments (Money Market Fund), tax-exempt money market instruments (Tax-Free Money Market Fund), and U.S. Government issued or guaranteed marketable debt obligations (Government Money Market Fund). The Fund and the JMS Funds have materially different investment objectives and policies, investment portfolios and methods of operations. The Fund and the JMS Funds have separate managements and investment advisers. Janney acts as distributor for the Fund and the JMS Funds. The Exchange Privilege does not in any way constitute an offering or recommendation on the part of the Fund of an investment in shares of any of the JMS Funds. Any shareholder who considers acquiring JMS Fund shares should first obtain and review a Fund prospectus before exercising the Exchange Privilege.

         The Exchange Privilege may be exercised by a Fund investor only once in any ninety-day period. The Fund or the JMS Funds may further limit the number of times the Exchange Privilege may be exercised by any investor within a specified period of time. This Exchange Privilege may be terminated at any time by the Fund or the JMS Funds. However, in such event, six months prior written notice of termination must be given to the former shareholders who hold JMS Fund shares pursuant to the Exchange Privilege.


                    ADDITIONAL INFORMATION ABOUT FUND SHARES

         The Fund's Articles of Incorporation authorize the Board of Directors to issue up to two billion full and fractional shares of capital stock. The Fund presently has one class of shares known as Class A Common Stock. The Fund's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Fund's shares will be fully paid and non-assessable.

         Rule 18f-2 under the Investment Company Act of 1940 provides that, upon the issuance of an additional class or classes of shares representing interests in separate portfolios of the Fund ("Portfolios"), any matter required to be submitted to the holders of the Fund's outstanding voting securities shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by the matter. A Portfolio is affected by a matter unless it is clear that the interests of each Portfolio in the matter are identical or that the matter does not affect any interest of the Portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of such Portfolio. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Fund voting without regard to class. In the event of the liquidation or dissolution of the Fund, shares of a Portfolio would be entitled to receive the assets available for distribution belonging to the Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets not belonging to any particular Portfolio which are available for distribution.

         The Fund's Articles of Incorporation provide that, in the event any proposed corporate action requires shareholder approval, the action may be taken upon the majority vote of all outstanding shares of voting securities of the Fund, regardless of class. However, this provision will not apply if it is contrary to federal law, including Rule 18f-2.

                               VALUATION OF SHARES

         The net asset value of a Fund share is determined by dividing the value of the total assets of the Fund, less liabilities, by the number of shares outstanding. Net asset value is determined daily, as of the close of the New York Stock Exchange, on its customary business days. Securities owned by the Fund for which market quotations are readily available are valued at current market value, or, in their absence, at fair value as determined by the Fund's Board of Directors. Securities traded on an exchange or NASD National Market System securities will be normally valued at last sale prices. Other over-the-counter securities, and securities traded on exchanges for which there is no sale on a particular day, are valued at the mean of the latest closing bid and asked prices. Debt instruments that mature in sixty or fewer days are valued at amortized cost.

                                RETIREMENT PLANS

         As noted in the Fund's Prospectus, an investment in Fund shares may be appropriate for IRAs, Keogh Plans and corporate retirement plans. Unless the Fund is otherwise directed, capital gains distributions and dividends received on Fund shares held by any of these plans will be automatically reinvested in additional Fund shares and will be exempt from taxation until distributed from the plans. Investors who are considering establishing such a plan may wish to consult their attorneys or tax advisers with respect to individual tax questions. The option of investing in these plans through regular payroll deductions may be arranged with Janney and your employer. Additional information with respect to these plans is available upon request from any Janney broker.

Individual Retirement Account - IRA

         Under the tax law as currently in effect, the Code imposes substantial restrictions on your ability to make deductible contributions to an IRA. Under the Code, deductible IRA contributions are limited if (1) an individual has an adjusted gross income of more than $25,000 (or a married couple filing a joint return has an adjusted gross income of more than $40,000), and (2) an individual is an active participant (or, with respect to a married couple filing a joint return, either spouse is an active participant) in a tax-qualified employer sponsored retirement plan or certain other tax-favored or government plans (an "Employer Plan") for any part of the individual's (or couple's) taxable year. Under the Code, an individual who is an active participant in an Employer Plan and who has an adjusted gross income of $25,000 or more, but not exceeding $35,000, is allowed to deduct a portion of his IRA contribution. That portion decreases proportionately to the extent the individual's income exceeds $25,000. A married couple filing a joint return whose adjusted gross income is $40,000 or more, but does not exceed $50,000, is also allowed to deduct a portion of their IRA contributions, which portion decreases proportionately to the extent the couple's adjusted gross income exceeds $40,000. An individual with an adjusted gross income exceeding $35,000 and who is an active participant in an Employer Plan is not allowed to deduct any portion of his IRA contributions, and a married couple filing a joint return whose adjusted gross income exceeds $50,000 is not able to deduct any portion of their IRA contributions if either spouse is an active participant in an Employer Plan. Under the Code, individuals may make nondeductible contributions to the extent they are not eligible to make deductible contributions.

         An investment in Fund shares through IRA contributions is advantageous from a tax standpoint because all income, dividends and capital gains earned on your Fund shares are not immediately taxable to you or the IRA, but will be taxable, as are all IRA distributions, as ordinary income when distributed. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the taxable year in which you attain age 70 1/2. Distributions made before age 59 1/2 are subject to a penalty equal to 10% of the distribution, except in the case of death or disability or where the distribution is rolled over into another IRA in accordance with certain rules specified in Section 408(d) of the Code.

IRAs, Keogh Plans and Corporate Retirement Plans Available From Janney

         You may also create, through Janney a self-directed IRA (the "Janney IRA").

         Janney also makes available to self-employed individuals a Plan and Custodial Agreement for Keogh and Corporate Retirement Plans through which Fund shares may be purchased. The custodial services pursuant to the Agreement are performed by Janney. However, you have the right to use a bank of your own choice to provide these services at your own cost. There are penalties for premature distributions from a Keogh Plan prior to age 59 1/2, except in the case of death or disability.

                      ADDITIONAL INFORMATION CONCERNING THE
                       FUND'S MANAGEMENT AND AFFILIATIONS

         Officers and directors of the Fund who are interested persons of the Fund receive no salary or fees from the Fund. Directors of the Fund who are not interested persons of the Fund receive an annual fee of $5,000 and related expenses for each meeting of the Board of Directors attended by them.


The following Compensation Table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively in the year ended June 30, 1997.


                               COMPENSATION TABLE
====================================================================================================================================
(1) Name of Person,      (2) Aggregate              (3) Pension or Retirement    (4) Estimated Annual     (5) Total Compensation
Position                 Compensation From          Benefits Accrued as part of  Benefits Upon Retirement  From Registrant and Fund
                         Registrant for the fiscal  Fund Expenses                                          Complex Paid to Directors
                         year ended June 30,                                                            for the fiscal year ended
                         1997                                                                              June 30,  1997
====================================================================================================================================
*Rudolph C. Sander                   $0                         $0                          $0                           $0
Chairman of the Board
and Director

Margaret M. Healy                $5,000                         $0                          $0                       $5,000
Director


William R. Dimeling              $5,000                         $0                          $0                       $5,000
Director


Charles E. Mather, III           $5,000                         $0                          $0                       $5,000
Director
====================================================================================================================================
* A Trustee who is an "interested person" as defined in the Investment Company Act.



         Janney, a Delaware corporation, wholly owned by Independence Square Properties, Inc., a Pennsylvania corporation, which is in turn wholly owned by Penn Mutual Life Insurance Company, a life insurance company formed under the laws of Pennsylvania. The address of Janney is 1801 Market Street, Philadelphia, Pennsylvania. The address of each of its parent companies described above is Independence Square, Philadelphia, Pennsylvania.

         As of September 1, 1997, the Fund knew of no person who owned of record or beneficially five percent or more of the Fund's shares.


                     INVESTMENT ADVISORY AND OTHER SERVICES

         Addison Capital Management Company (the "Adviser") serves as the Fund's investment adviser. The Adviser is a wholly-owned subsidiary of Janney; therefore, each of the companies listed immediately above may be deemed to control the Adviser. The Adviser acts as the Fund's investment adviser under an Investment Advisory Agreement dated September 8, 1986. The Agreement provides that, subject to overall supervision by the Board of Directors of the Fund, the Adviser will manage the investment affairs of the Fund. The Adviser will be responsible for managing the Fund's portfolio and for making purchases and sales of portfolio securities consistent with the Fund's investment objective and policies described in the Prospectus and this Statement of Additional Information.

         The Adviser receives for its services a management fee, calculated daily and payable monthly, at an annual rate of 0.75% of the average daily net assets of the Fund for the first $100 million of daily average net assets, 0.50% of average daily net assets exceeding $100 million but less than $250 million, and 0.25% of average daily net assets exceeding $250 million. For the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997 the Adviser received $269,708, $340,192 and $430,263 respectively, in advisory fees from the Fund. The advisory fee, and the annual management and distribution fees paid to Janney, may be reduced on a pro rata basis under regulations in various states where Fund shares are qualified for sale which impose limitations on the annual expense ratio of the Fund.


         The Investment Advisory Agreement was approved by the Fund's sole shareholder on September 4, 1986 and by the Fund's shareholders at a meeting on October 29, 1987. It will remain in effect from year to year, provided each annual continuance is approved in the manner required by the Investment Company Act of 1940 and, in respect to any continuance, if the Adviser does not notify the Fund at least 60 days prior to each anniversary date of the Agreement that it does not desire such continuance. Each continuance must be approved by a majority of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the Fund. Additionally, the Agreement, and each continuance hereof, must be approved by vote of a majority of the directors of the Fund who are not parties to the Agreement or "interested" persons of such parties as that term is defined in the Investment Company Act of 1940. The Fund's Board of Directors, including all the non-interested Directors approved the continuation of the Agreement on September 2, 1992. The Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the Adviser and will terminate automatically in the event of its assignment.

         Under the Investment Advisory Agreement, the Fund has the non-exclusive right to use the name "Addison" until that Agreement is terminated, or until the right is withdrawn in writing by the Adviser.


         Under a Services Agreement between the Fund and Janney, Janney provides office space to the Fund, supervises performance by PFPC, Inc.("PFPC") and by the Fund's Custodian of their respective duties, and responds to shareholders inquiries, for an annual fee equal to 0.25% of the Fund's average daily net assets. This fee is in addition to the annual distribution fee which Janney will also receive from the Fund. See "The Fund's Distributor" below. Janney has waived payment of this fee since commencement of the Fund's operations through June 30, 1993. Commencing July 1, 1993, Janney began collecting this fee from the Fund. For the years ended June 30, 1996 and June 30, 1997, Janney received service fees of $113,397 and $143,421, respectively.


         Pursuant to an Administration and Accounting Services Agreement dated September 8, 1986 between PFPC and the Fund, PFPC performs accounting and recordkeeping services for the Fund. For example, PFPC keeps all books and records with respect to the Fund's security transactions, controls disbursements from the Fund, computes daily the net asset value of the Fund, prepares monthly financial statements and security transactions listings and quarterly broker security transactions summaries, and provides various Fund statistical data on an ongoing basis as requested. PFPC also prepares and files, on the Fund's behalf, the Fund's annual and quarterly reports to the Securities and

Exchange Commission, assists in the preparation of federal and state tax returns, and assists generally in all aspects of the Fund's operations other than those duties to be performed by the Custodian, the Transfer Agent, the Adviser, and Janney. As fees for its services, PFPC receives an annual fee equal to .10% of the Fund's average daily net assets, with a minimum annual fee of $100,000 (a portion of which has been voluntarily waived since commencement of the Fund's operations). For the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, PFPC received fees of $75,000, $75,000 and $75,000, respectively.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


         As a general rule, the timing of the Fund's purchases and sales of securities will be based primarily on the investment merits of the securities and only secondarily will timing be influenced by whether capital gains will be long-term or short-term. Thus, the turnover rate may vary greatly from year to year or during periods within a year. The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. The Fund's portfolio turnover rate for the fiscal years ended June 30, 1996 and June 30, 1997 was 38.97% and 29.48%, respectively.


         Under the Investment Advisory Agreement the Adviser is responsible for the execution of the Fund's portfolio transactions and must seek best execution for such transactions. Best execution, however, does not mean that the Fund necessarily will be paying the lowest commission or spread available. Rather, the Fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), and any risk assumed by the executing broker.

         Consistent with the policy of best execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use and may place orders with brokers who provide supplemental investment and market research and securities and economic analysis. Accordingly, the Investment Advisory Agreement also incorporates the concepts of Section 28(e) of the Securities Exchange Act of 1934 by providing that, subject to the approval of the Fund's Board of Directors, the Adviser may cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction; provided that such commission is deemed reasonable in terms of either the particular transaction or the overall responsibilities of the Adviser to the Fund. Such research services may be useful to the Adviser in connection with services to clients other than the Fund. For the fiscal year ended June 30, 1997, the Adviser directed transactions for the Fund aggregating $28,295,734 to broker-dealers for research services, for which the broker-dealers received $45,870 in commissions.

         From time to time the Fund may use Janney as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Janney will not exceed "usual and customary" brokerage commissions. Rule 17e-1 under the Investment Company Act of 1940 defines "usual and customary commissions" to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." For the fiscal years ended June 30, 1995 and June 30, 1996, Janney received brokerage commissions of $6,713 and $0, respectively, from the Fund. For the fiscal year ended June 30, 1997, Janney received brokerage commissions of $660, or 1.4% of the aggregate brokerage commissions paid by the Fund. The securities transactions effected through Janney represented 3% of the aggregate dollar amount of transactions involving the payment of commissions.


         The Adviser will also select other brokers to execute portfolio transactions. In the over-the-counter market, the Fund generally will deal with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         The Fund may not buy securities from, or sell to, Janney as principal. However, the Fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the Investment Company Act of 1940 whereby the Fund may purchase securities that are offered in underwritings in which Janney is a participant. The Board of Directors of the Fund will consider the possibilities of seeking to recapture for the benefit of the Fund expenses of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including Janney, only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

         Section 11(a)(1)(H) of the Securities Exchange Act of 1934 (the "1934 Act") repeals the managed account provisions of Section 11(a) to allow members of national securities exchanges to effect transactions on such exchanges for managed accounts, i.e. accounts for which members exercise investment discretion. Pursuant to Section 11(a)(1)(H), Janney is permitted, as a member of a national securities exchange, to perform functions other than execution in connection with a securities transactions for the Fund on that exchange only if the Fund expressly consents by written contract. The Fund has expressly provided such consent in accordance with Section 11(a)(1)(H).

         Investment decisions for the Fund are made independently from those of other accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one account.

         When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUND'S DISTRIBUTOR

         Janney is the distributor of the Fund's shares pursuant to an Underwriting Agreement with the Fund. Janney's distribution services are performed on a "best efforts" basis. Offering of the Fund's shares will be continuous. The Underwriting Agreement obligates Janney to pay for the printing and distribution of prospectuses and periodic reports used in connection with the offering of Fund shares to prospective investors, after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the Fund's expenses, and for supplementary sales literature and advertising costs. Rudolph
C. Sander, who is Chairman of the Board and a Director of the Fund, is also Chairman of the Board, Chairman of the Executive Committee and a Director of Janney. Charles J. Sullivan, a Vice President of the Fund, is also a Senior Vice President and Director of Janney.

         As compensation for its services, Janney receives an annual distribution fee equivalent to 0.65% of the Fund's average daily net assets in accordance with the Distribution Plan described below. However, commencing July 1, 1993, Janney waived a portion of this fee equal to 0.25% of the Fund's average daily net assets. The Board of Directors of the Fund determined that such a waiver was appropriate in view of Janney's decision to commence collecting the service fee described above under "Investment Advisory and Other Services". The distribution fee will be computed daily and paid monthly. For the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, Janney received fees of $143,844 , $181,436 and $229,473, respectively, from the Fund for distribution services.

         Prior to July 3, 1995, Janney also received, upon each sale of Fund shares, the entire amount of the applicable sales charge. Commencing on July 3, 1995, Janney waived the payment of the 3% sales charge on purchases on Fund shares. At the same time, the Adviser agreed to pay Janney an amount equal to
 .25% of the Fund's average net assets from its own assets. The Board of Directors of the Fund determined that in order to encourage sales of Fund shares, it is reasonable to permit the Adviser to use its own assets to pay Janney for its distribution efforts and to permit Janney to waive sales charges on purchases of new Fund Shares, and has approved Janney's continuation of such waiver. Janney will not re-introduce this sales charge without the prior consent of the Board, including a majority of the "non-interested" directors as defined in the Investment Company Act of 1940.

         The Fund has adopted a Distribution Plan ("Plan") which, among other things, permits it to pay Janney the 0.65% distribution fee out of its net assets. The Plan was approved by the Fund's sole shareholder on August 13, 1986 and, as required by Rule 12b-1 under the Investment Company Act of 1940, was also approved by the Board of Directors of the Fund on August 12, 1986, including a majority of the directors who were not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 and who had no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement. In approving the Plan, in accordance with the requirements of Rule 12b-1, the directors considered various factors including the amount of the distribution fee. The directors determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders.

         Although the payment by the Adviser to Janney in the amount of .25% of the Fund's average net assets is made from the Adviser's own assets, the Board of Directors has deemed such payment subject to the 12b-1 Distribution Plan. Accordingly, the Board of Directors determined the payment from the Adviser is appropriate and consistent with Rule 12b-1 and the Distribution Plan.

         The Plan may be terminated by vote of a majority of the independent directors of the Fund who have no direct or indirect financial interest in the Plan or in the Underwriting Agreement, or by vote of a majority of the outstanding voting securities of the Fund. Any change in the Plan that would materially increase the distribution costs to the Fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the independent directors, as described above.

         The Plan continues in effect for successive one-year periods (from each September 8 anniversary date), provided that each such continuance is specifically approved by (i) the vote of a majority of the directors who are not parties to the Underwriting Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or Agreement and (2) the vote of a majority of the entire Board of Directors. The Fund's Board, including all non-interested directors, approved the continuance of the Plan on September, 1995.

         Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the

Plan or any related agreement shall provide to the Fund's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which expenditures were made. Rule 12b-1 also provides that the Fund may rely on that rule only if the selection and nomination of the Fund's independent directors are committed to the discretion of such independent directors.

         The Underwriting Agreement will continue in effect for successive one-year periods subject to the same provisions for renewal as the Plan. In addition, the Underwriting Agreement will terminate upon assignment or upon 60 days' notice, given prior to the second anniversary of the date of the agreement and each anniversary thereafter, from Janney. The Fund may terminate the Underwriting Agreement, without penalty, upon 60 days' notice, by a majority vote of either its Board of Directors, the independent directors who have no direct or indirect interest in the Plan or the Underwriting Agreement, or the outstanding voting securities of the Fund.

                   THE FUND'S CUSTODIAN, TRANSFER AND DIVIDEND
                                DISBURSING AGENT


         Cash and securities owned by the Fund will be held by PNCBank, Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113, as Custodian pursuant to a Custodian Agreement. Under the Custodian Agreement, the Custodian will (i) maintain a separate account in the name of the Fund, (ii) disburse money on behalf of the Fund, and (iii) collect all income and other payments on account of the Fund's portfolio securities.

          PFPC, Inc., P.O. Box 8916, Wilmington, Delaware 19899-8916, will serve as the Fund's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement. Under the Agreement, PFPC will (i) issue and redeem shares of the Fund, (ii) process dividend and distribution payments to shareholders, (iii) mail annual and semi-annual reports, dividend notices and other shareholder communications, (iv) respond to correspondence by shareholders and others, and (v) maintain shareholder accounts. Shareholders who request a historical transcript of their account from the Transfer Agent will be charged a fee based upon the number of years researched. The Fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                            THE FUND'S LEGAL COUNSEL

         Morgan, Lewis & Bockius LLP, 2000 One Logan Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund and has passed upon certain matters in connection with this offering. Mr. Jennings, who is Secretary of the Fund, is a partner in the firm. The firm also acts as counsel to the Adviser and to Janney.

                              FINANCIAL STATEMENTS

         The financial statements for the Fund for the fiscal year ended June 30, 1997 and the report of Tait, Weller & Baker, independent auditors, all of which are included in the Funds' 1997 Annual Report to Shareholders, are hereby incorporated by reference in this Statement of Additional Information. Copies of the Fund's 1997 Annual Report to Shareholders may be obtained without charge by contacting Janney.



                     THE FUND'S INDEPENDENT CERTIFIED PUBLIC
                                   ACCOUNTANTS

         Tait, Weller & Baker, Two Penn Center Plaza, Suite 700, Philadelphia, Pennsylvania 19102 have been selected as the independent certified public accountants for the Fund. The Financial Statements of the Fund which appear in this Statement of Additional Information have been examined by Tait, Weller & Baker whose report thereon appears elsewhere herein and has been included herein in reliance upon the report of said firm of accountants, which is given upon their authority as experts in accounting and auditing.

PART C.           OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

         (a)      Financial Statements:


                  (1) The following financial statements are incorporated by reference into Parts A and B of the Registration Statement from the Registrant's 1997 Annual Report to Shareholders filed on October 20, 1997:

                   - Schedule of Portfolio Investments for the fiscal year ended June 30, 1997

                   - Statement of Assets and Liabilities for the fiscal year ended June 30, 1997

                   - Statement of Operations for the fiscal year ended June 30, 1997

                   - Statement of Changes in Net Assets for the fiscal year ended June 30, 1997

                   - Financial Highlights for the fiscal years ended June 30, 1993 through June 30, 1997


                   -       Notes to the Financial Highlights

                   -       Report of Independent Certified Public Accountants


                  (2) All required financial statements are incorporated by reference from the Registrant's 1997 Annual Report to Shareholders and included in Parts A and B hereof. All other financial statements and schedules are inapplicable.

         (b)      Exhibits:


                  (1)           Articles of Incorporation dated June 3, 1986
                                   are incorporated herein by reference to
                                   Exhibit 1 of the Registrant's Registration
                                   Statement on Form N-1A.

                  (2)           By-Laws as amended on March 7, 1990 are
                                   incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.


                  (3)      None.

                  (4) Specimen Copy of Share Certificate for the Registrant's Class A Common Stock is incorporated herein by reference to Exhibit 4 to the Registrant's Registration Statement on Form N-1A.


                  (5)          Investment Advisory Agreement between the
                                  Registrant and Addison Capital Management
                                  Company is incorporated herein by reference to Exhibit 5 to the Registrant's Registration Statement on Form N-1A.

                  (6)      (a)      Underwriting Agreement between the
                                       Registrant and Janney Montgomery Scott
                                       Inc. is incorporated herein by reference to Exhibit 6(a) to the Registrant's Registration Statement on Form N-1A.

                           (b)      Dealer Agreement between Janney
                                       Montgomery Scott Inc. and Penn Mutual
                                       Equity Services, Inc. is incorporated
                                       herein by reference to Exhibit 6(b) to
                                       the Registrant's Registration Statement
                                       on Form N-1A.


                  (7)      None.

                  (8) Custodian Agreement between the Registrant and Provident National Bank is incorporated herein by reference to Exhibit 8 to the Registrant's Registration Statement on form
                                 N-1A.

                  (9)      (a)      Services Agreement between the
                                       Registrant and Janney Montgomery Scott
                                       Inc. is incorporated herein by reference to Exhibit 9(a) to the Registrant's Registration Statement on Form N-1A.

                           (b) Administration and Accounting Services Agreement between the Registrant and Provident Institutional Management
                                       Corporation is incorporated herein by
                                       reference to Exhibit 9(b) to the
                                       Registrant's Registration Statement on
                                       Form N-1A.

                           (c) Transfer Agency Agreement between the Registrant and Provident Financial Processing Corporation is incorporated herein by reference to Exhibit 9(c) to the Registrant's Registration Statement on Form N-1A.


                  (10) (a) Opinion re: legality and consent of Morgan, Lewis & Bockius LLP is incorporated herein by reference to
                                       Exhibit 10(a) to the Registrant's
                                       Registration Statement on Form N-1A.


                           (b) Opinion re: Pennsylvania personal property taxes and consent of Morgan, Lewis & Bockius LLP is incorporated herein by reference to Exhibit 10(b) to the Registrant's Registration Statement on Form N-1A.


                 *(11)     Consent of Tait, Weller & Baker.

                  (12)        None.

                  (13)              Agreement with Janney Montgomery Scott
                                       Inc. for providing Initial Capital is
                                       incorporated herein by reference to
                                       Exhibit 13A the Registrant's Registration
                                       Statement on Form N-1A.


                  (14)              None.


                  (15)              The Registrant's 12b-1 Plan is
                                       incorporated herein by reference to
                                       Exhibit 15 to the Registrant's
                                       Registration Statement on Form N-1A.


                  (16)              None.

                  (17)              None.


                  (18)                   Powers of Attorney.


                  *(27)             Financial Data Schedules.



--------------------
*  Filed with this Post-Effective Amendment

Item 25.              Persons Controlled by or under Common Control with
                      Registrant

                                 Not Applicable.

Item 26.              Number of Holders of Securities


                      The following information is as of June 30, 1997:


                      Title of Class                   Number of Record Holders
                      --------------                   ------------------------

                      Common Stock, par                        2,608
                      value $.001 per share

Item 27.              Indemnification


             Article VII of the Registrant's Articles of Incorporation provides, "The Corporation shall indemnify its present and past directors, officers, employees, and agents, and persons who are serving or have served at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, to the maximum extent permitted by applicable law, in such manner as may be provided in the By-Laws; provided, that no director or officer of the Corporation shall be indemnified against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Corporation may purchase insurance against any liability which may be asserted against or incurred by any director or officer in such capacity or arising out of his status as such (whether or not indemnification with respect to such liability is permitted under these Articles of Incorporation or any provision of law), as the Board of Directors may determine."

             Article VIII of the Registrant's By-Laws provides,

               "ARTICLE VIII.1. Indemnification of Officers, Directors, Employees and Agents. The Corporation shall indemnify its present and past Directors, officers, employees, and agents, and persons who are serving or have served at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the maximum extent provided and allowed by Md. Corp. and Assigns. Code
               Section 2-418, as amended from time to time.

               Article VIII.2. Limitations of Indemnification.

               (a) Notwithstanding anything herein to the contrary, no Director, officer, investment adviser, or principal underwriter of the Corporation shall be indemnified for any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or in performance of its contract. Subject to the limitation of any applicable law, the determination of whether or not there has been such disabling conduct may be determined by (1) a final decision on the merits by a court or other body before whom the proceeding was brought that such person to be indemnified was not liable by reason of such disabling conduct, or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person to be indemnified was not liable by reason of such disabling conduct, by (i) the vote of a majority of a quorum of directors which are neither "interested persons", as defined in the Investment Company Act of 1940 ("disinterested directors") nor parties to the proceeding, or
               (ii) whether or not such quorum is obtainable, if a majority of a quorum of disinterested directors so directs, by an independent legal counsel in a written opinion.

               (b) Notwithstanding anything herein to the contrary, no expenses (including attorneys' fees) incurred by the Corporation's Directors and officers in any pending proceeding shall be paid by the Corporation in advance unless such person to be indemnified, or someone on his behalf, undertakes to repay the advance unless it is ultimately determined that he is entitled to indemnification and
             (a) such person provides security for his undertaking, (2) the Corporation is insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested directors who are not parties to the proceeding, or an independent legal counsel (chosen by a majority of a quorum of disinterested directors) in a written opinion, shall determine, based upon a review of readily available facts, that there is reason to believe that such person will ultimately be entitled to indemnification."

             In the Underwriting Agreement between the Fund and Janney Montgomery Scott Inc., the Fund has agreed to indemnify Janney against any liability arising out of any alleged untrue statement of material fact, or failure to state a material fact, in the Fund's Registration Statement and Prospectus, except liabilities arising from the Distributor's will misfeasance, bad faith, or gross negligence, and liabilities arising from written misstatements furnished by the Distributor for use in the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of express incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.              Business and Other Connections of Investment Adviser

             Radcliffe Cheston, President, Treasurer and a director of Addison Capital Management Company (the "Adviser") was a general partner of a now dissolved partnership, also known as Addison Capital Management Company (the "Predecessor"), an investment advisory business from which the Adviser acquired its assets in April 1986. Rudolph C. Sander, a director and Chairman of the Board of the Adviser, is Chairman of the Board and Chairman of the Executive Committee of Janney Montgomery Scott Inc., a brokerage and investment banking firm which is the Fund's distributor.

Item 29.              Principal Underwriter

                      (a) Janney does not act as principal underwriter for any other investment company.

                      (b) The Directors and executive officers of Janney Montgomery Scott Inc. as of August 1, 1996 are listed below. Except as otherwise noted, each person's principal business address is at Janney Montgomery Scott Inc., 1801 Market Street, Philadelphia, Pennsylvania 19103.

                                            Positions and Offices                       Positions and Offices
Name                                          with Underwriter                             with Registrant
----                                          ----------------                             ---------------

Avallon, Richard                            1st Vice President                                   None
Barrett, William Joel(1)                    Sr. Vice President                                   None
Bennett, Robert John                        1st Vice President                                   None
Berardino, Ronald Michael(1)                Exec. Vice President and Director                    None
Betz, Jr., William Raymond                  1st Vice President                                   None
Biggs, Randall                              1st Vice President                                   None
Brodie, Nancy S.                            Director                                             None
Brandreth, Sr., William Rea                 Sr. Vice President and Director                      None
Carlin, Jr., William James                  1st Vice President                                   None
Chappell, Robert E.                         Director                                             None
Cook, Jr., Charles Beckwith(1)              Vice Chair, Bd. of Directors                         None
Croonquist, Jr., George Thomas              1st Vice President                                   None
Croonquist, Sr., George Thomas(2)           Sr. Vice President and Director                      None
Dallas, Paul                                1st Vice Pesident                                    None
Day, Steve Woodward                         1st Vice President                                   None
DiCicco, Dominic Charles                    1st Vice President                                   None
Doyle, Lawrence Patrick                     1st Vice President                                   None
Eldredge, Jr., Ashton Goodliff              Sr. Vice President and Director                      None
Fenton, Joseph Patrick                      1st Vice President                                   None
Foley, Michael C.                           Sr. Vice President and Director                      None
Fortuna, Jr., John                          1st Vice President                                   None
Gardner, Herbert M.(1)                      Sr. Vice President                                   None
Gonzalez, Jay Clark                         1st Vice President                                   None
Gray, John Joseph                           Exec. Vice President and Director                    None
Grim, Jack                                  1st Vice President                                   None
Hunter, Jr., James Terrance                 1st Vice President                                   None
Howell, Christopher R.                      1st Vice President                                   None
Johnson, Lawrence Retlaw                    1st Vice President                                   None
Kashishian, Steven                          Sr. Vice President                                   None
Kirkpatrick, Jr., Henry Halsey              1st Vice President                                   None
Lagana, Thomas Frank                        1st Vice President                                   None
Langen, Robert Carl                         1st Vice President                                   None
Lee, Brian Westcott                         1st Vice President                                   None
Lichtenthal, Steven Mark                    Sr. Vice President                                   None
Lombard, Jr., Jerome F.                     1st Vice President                                   None
Losty, Edward                               1st Vice President                                   None
Madvedoff, Mark                             1st Vice President                                   None
Marks, Katherine A.                         1st Vice President                                   None
McAlenney, Jr., Edward Joseph               1st Vice President                                   None
McCrea, James Anthony                       1st Vice President and Assistant Secretary           None
Meminger, Alan Smith                        1st Vice President                                   None
Meyer, James Maurice                        Sr. Vice President and Director                      None
Mielziner, Norman Kenneth                   1st Vice President                                   None
Mufson, Michael J.                          Sr. Vice President                                   None
O'Malley, III, William Gresham              Sr. Vice President, Secretary and Director           None
Onori, Paul Nicholas                        1st Vice President                                   None


Patitucci, Michael Robert                   1st Vice President                                   None
Peroni, Jr., Eugene                         1st Vice President                                   None
Purkiss, Richard Allen                      Sr. Vice President and Director                      None
Radetzky, William Richard                   Sr. Vice President                                   None
Richards, II, Robert Kenneth                1st Vice President                                   None
Rosato, Kenneth Vincento                    1st Vice President                                   None
Rubel, Steven K.                            1st Vice President                                   None
Ruello, John K.                             Sr. Vice President                                   None
Rulon-Miller, William L.                    Sr. Vice President                                   None
Sander, Rudolph Charles                     Chairman and Chairman Executive Committee            Chairman and Director
Sanford, William Joseph                     1st Vice President                                   None
Schankel, Alan Miller                       Sr. Vice President and Director                      None
Scherer, Howard B.                          Vice President                                       None
Simon, Gail Roberta                         1st Vice President                                   None
Spatacco, Michael Stephan                   Sr. Vice President                                   None
Stark, Jeanette Louise                      1st Vice President                                   None
Sullivan, Charles John                      Sr. Vice President and Director                      Vice President
Thornton, Richard Anson                     1st Vice President and Asst. Treasurer               None
Thompson, Richard A.                        1st Vice President                                   None
Tickner, Will S.                            1st Vice President                                   None
Travlos, Darcy                              1st Vice President                                   None
Waitneight, Stephen Karl(3)                 1st Vice President                                   None
Warren, Frederick R.                        1st Vice President                                   None
Weissenborn, Stanton                        Sr. Vice President                                   None
Whitaker, Jr., Arthur James                 1st Vice President                                   None
Wilde, Jr., Norman Taylor                   President, Chief Executive Office and Director       None
Wolitarsky, James William                   Sr. Vice President, Treasurer and Director           None


(1) Principal Business Address is Janney Montgomery Scott Inc., 26 Broadway, New York, NY 10004.

(2) Principal Business Address is Janney Montgomery Scott Inc., 505 Main Street, Hackensack, NJ 07601.

(3) Principal Business Address is Janney Montgomery Scott Inc., 1909 E. Marlton Pike, Cherry Hill, NJ 08003.




Item 30.                   Location of Accounts and Records

                           Books or other documents required to be maintained by
                           Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:


                                    (a)     With the respect to Rule 31a-1(a);
                                            (b)(1); (b)(2)(i); (3); and (7), the
                                            required books and records are
                                            maintained at the offices of the
                                            Registrant's custodian: PNCBank,
                                            Airport Business Center,
                                            International Court 2, 200 Stevens
                                            Drive, Lester, Pennsylvania 19113.

                                    (b)     With respect to Rule 31a-1(a);
                                            (b)(2)(ii), (iii); (5); (6); and (8)
                                            the required books and records are
                                            maintained at the offices of
                                            Registrant's accounting and
                                            administrative services agent: PFPC,
                                            103 Bellevue Parkway, Wilmington,
                                            Delaware 19809.


                                    (c)     With respect to Rule 31a-1(a) and
                                            (b)(2)(iv), the required books and
                                            records are maintained at the
                                            offices of Registrant's transfer
                                            agent: PFPC, Inc. , 3531 Silverside
                                            Road, Wilmington, Delaware 19803.


                                    (d)     With respect to Rule 31a-1(d), the
                                            required books and records are
                                            maintained at the offices of the
                                            Fund's distributor, Janney
                                            Montgomery Scott Inc., 1801 Market
                                            Street, Philadelphia, Pennsylvania
                                            19103.

                                    (e)     With respect to Rules 31a-1(a);
                                            (b)(9); (10); (f), the required
                                            books and records are maintained at
                                            the offices of Registrant's
                                            Investment Adviser: Addison Capital
                                            Management Company, 1608 Walnut
                                            Street, Philadelphia, Pennsylvania.

                                    (f)     With respect to records required by
                                            Rule 31a-1(b)(4), the required books
                                            and records are maintained at the
                                            offices of Registrant's counsel:
                                            Morgan, Lewis & Bockius LLP, 2000
                                            One Logan Square, Philadelphia,
                                            Pennsylvania 19103.

Item 31.        Management Services

                None.

Item 32.        Undertakings

                None.

                                   SIGNATURES


                           Pursuant to the requirements of the Securities Act of
1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be duly signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania as of the 22nd day of October, 1997.


                                                ADDISON CAPITAL SHARES, INC.
                                                Registrant

                                                 /s/ Radcliffe Cheston
                                                 -------------------------------
                                                Radcliffe Cheston, President

                           Pursuant to the requirements of the Securities Act of
1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                                   Title                                Date
       ---------                                   -----                                ----

 /s/ Radcliffe Cheston                       President and Chief                     October 22,
--------------------------------             Executive Officer                       1997
Radcliffe Cheston

 /s/ Radcliffe Cheston                       Chairman of the Board                   October 22,
--------------------------------             and Director                            1997
Rudolph C. Sander*

 /s/ Radcliffe Cheston                       Director                                October 22,
--------------------------------                                                     1997
Margaret M. Healey*

 /s/ Radcliffe Cheston                       Director                                October 22,
--------------------------------                                                     1997
William R. Dimeling*

 /s/ Radcliffe Cheston                       Director                                October 22,
--------------------------------                                                     1997
Charles E. Mather, III*

 /s/ Radcliffe Cheston                       Treasurer and Chief                     October 22,
--------------------------------             Financial and                           1997
James W. Wolitarsky*                         Accounting Officer



 /s/ Radcliffe Cheston
--------------------------------
*Radcliffe Cheston
 Attorney-in-Fact

                                  EXHIBIT INDEX
                                                                            Page
                                                                            ----

 (1)                  Articles of Incorporation.

 (2)                  By-Laws.

 (5)                  Investment Advisory Agreement between the
                      Registrant and Addison Capital Management
                      Company.

 (6)                  (a)     Underwriting Agreement between the
                              Registrant and Janney Montgomery
                              Scott Inc.

                      (b)     Dealer's Agreement between Janney
                              Montgomery Scott Inc. and Penn Mutual
                              Equity Services, Inc.

 (8) Custodian Agreement between the Registrant and The Provident National Bank.

 (9)                  (a)     Services Agreement between the Registrant
                              and Janney Montgomery Scott Inc.

                      (b) Administration and Accounting Services; Agreement between the Registrant and Provident Institutional Management
                              Corporation.

                      (c) Transfer Agency Agreement between the Registrant and Provident Financial
                              Processing Corporation.

(10)                  (b)     Opinion re: Pennsylvania personal
                              property taxes and Consent of Morgan,
                              Lewis & Bockius LLP.

*(11)                 Consent of Tait, Weller & Baker.

(13)                  Agreement with Janney Montgomery
                      Scott Inc. for providing Initial Capital.

(15)                  Registrant's 12b-1 Plan.

                                                                            Page
                                                                            ----

(18)                  Powers of Attorney.

(27)                  Financial Data Schedules.